UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust

 (Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.  Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

 September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
18,273	ACTIVISION BLIZZARD, INC.	$261,150	1,520,131
6,317	ALPHABET, INC., CLASS A(b)	2,636,989	7,625,124
4,778	ALPHABET, INC., CLASS C(b)	1,903,715	5,702,400
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	106,144
73,716	AT&T, INC.	1,280,506	2,475,383
300	CABLE ONE, INC.	113,966	265,083
1,900	CARS.COM, INC.(b)	14,708	52,459
4,161	CBS CORP., CLASS B (NON VOTING)	27,109	239,050
7,314	CENTURYLINK, INC.	115,551	155,057
3,229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	121,025	1,052,267
100	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	94	595
57,818	COMCAST CORP., CLASS A	633,587	2,047,335
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,357,440
2,737	ENTERCOM COMMUNICATIONS CORP., CLASS A	2,989	21,622
23,600	FACEBOOK, INC., CLASS A(b)	654,660	3,881,256
683	GCI LIBERTY, INC., CLASS A(b)	5,882	34,833
1,972	IAC/INTERACTIVECORP(b)	156,820	427,372
30,359	INTERPUBLIC GROUP OF (THE) COS., INC.	390,610	694,310
1,600	LIBERTY BROADBAND CORP., CLASS C(b)	135,837	134,880
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	168,720
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	207,652
1,300	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS A(b)	43,514	46,254
3,600	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	126,439	133,884
980	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	1,653	14,553
1,400	LIONS GATE ENTERTAINMENT CORP., CLASS B	29,930	32,620
2,051	MATCH GROUP, INC.(b)	83,420	118,773
1,800	NETFLIX, INC.(b)	15,943	673,434
2,375	NEWS CORP., CLASS A	7,170	31,326
19,659	OMNICOM GROUP, INC.	1,360,994	1,337,205
9,840	SPRINT CORP.(b)	21,187	64,354
1,200	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	155,996	165,588
5,700	TEGNA, INC.	26,227	68,172
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	57,817
28,796	T-MOBILE U.S., INC.(b)	1,608,707	2,020,903
810	TRIPADVISOR, INC.(b)	13,993	41,367
14,107	TWENTY-FIRST CENTURY FOX, INC., CLASS A	220,305	653,577
8,700	TWITTER, INC.(b)	197,336	247,602
51,083	VERIZON COMMUNICATIONS, INC.	2,028,534	2,727,321
99,789	VIACOM, INC., CLASS B	3,008,191	3,368,877
28,667	WALT DISNEY (THE) CO.	647,872	3,352,319
800	YELP, INC.(b)	26,800	39,360
900	ZAYO GROUP HOLDINGS, INC.(b)	31,068	31,248
2,200	ZILLOW GROUP, INC., CLASS C(b)	86,639	97,350
		18,647,704	43,493,017	7.93%
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	53,558	252,495
6,684	AMAZON.COM, INC.(b)	2,715,298	13,388,052
1,100	AUTOLIV, INC.(c)	13,982	95,348
300	AUTOZONE, INC.(b)	19,223	232,710
62,190	BEST BUY CO., INC.	2,397,793	4,935,398
1,400	BIG LOTS, INC.	15,477	58,506
1,048	BOOKING HOLDINGS, INC.(b)	805,444	2,079,232
4,400	BORGWARNER, INC.	51,799	188,232
750	BRINKER INTERNATIONAL, INC.	10,084	35,047
631	BURLINGTON STORES, INC.(b)	52,729	102,803
3,200	CAESARS ENTERTAINMENT CORP.(b)	32,181	32,800
4,168	CARMAX, INC.(b)	50,984	311,225
1,377	CARTER’S, INC.	119,865	135,772
4,600	D.R. HORTON, INC.	22,057	194,028
2,872	DARDEN RESTAURANTS, INC.	195,584	319,338
1,500	DICK’S SPORTING GOODS, INC.	24,803	53,220
3,089	DOLLAR GENERAL CORP.	207,226	337,628
6,724	DOLLAR TREE, INC.(b)	63,447	548,342
900	DOMINO’S PIZZA, INC.	90,041	265,320

1	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
22,844	EBAY, INC.(b)	$436,774	754,309
3,055	EXPEDIA GROUP, INC.	220,867	398,616
18,480	FOOT LOCKER, INC.	797,915	942,110
38,163	FORD MOTOR CO.	164,117	353,008
3,600	GAMESTOP CORP., CLASS A	14,505	54,972
1,833	GAP (THE), INC.	42,086	52,882
6,198	GARMIN LTD.(c)	232,486	434,170
3,833	GENERAL MOTORS CO.	117,673	129,057
15,000	GENTEX CORP.	106,860	321,900
3,450	GENUINE PARTS CO.	102,424	342,930
1,200	H&R BLOCK, INC.	32,279	30,900
2,000	HANESBRANDS, INC.	10,095	36,860
2,550	HARLEY-DAVIDSON, INC.	14,940	115,515
400	HASBRO, INC.	10,206	42,048
15,267	HOME DEPOT (THE), INC.	1,749,885	3,162,559
26,716	KOHL’S CORP.	1,169,603	1,991,678
2,790	L BRANDS, INC.	31,188	84,537
9,064	LAS VEGAS SANDS CORP.	482,133	537,767
11,703	LEAR CORP.	1,300,542	1,696,935
2,900	LENNAR CORP., CLASS A	37,613	135,401
58	LENNAR CORP., CLASS B	652	2,233
1,389	LIBERTY EXPEDIA HOLDINGS, INC., CLASS A(b)	15,147	65,339
1,200	LKQ CORP.(b)	14,970	38,004
9,200	LOWE’S COS., INC.	1,019,625	1,056,344
6,503	LULULEMON ATHLETICA, INC.(b)(c)	901,102	1,056,672
19,374	MACY’S, INC.	547,384	672,859
16,832	MARRIOTT INTERNATIONAL, INC., CLASS A	1,935,570	2,222,329
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	32,854
5,000	MATTEL, INC.(b)	80,253	78,500
10,620	MCDONALD’S CORP.	433,348	1,776,620
6,600	MGM RESORTS INTERNATIONAL	54,921	184,206
500	MICHAEL KORS HOLDINGS LTD.(b)(c)	30,710	34,280
600	MOHAWK INDUSTRIES, INC.(b)	26,796	105,210
600	MURPHY USA, INC.(b)	4,392	51,276
4,915	NEWELL BRANDS, INC.	52,223	99,774
23,064	NIKE, INC., CLASS B	689,042	1,953,982
4,300	NORDSTROM, INC.	45,233	257,183
600	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	31,692	34,458
202	NVR, INC.(b)	379,324	499,102
900	O’REILLY AUTOMOTIVE, INC.(b)	27,059	312,588
370	POOL CORP.	34,226	61,746
34,679	PULTEGROUP, INC.	698,016	858,999
2,464	PVH CORP.	205,689	355,802
46,604	QURATE RETAIL, INC.(b)	988,822	1,035,075
3,568	RALPH LAUREN CORP.	252,964	490,778
10,500	ROSS STORES, INC.	198,554	1,040,550
3,870	ROYAL CARIBBEAN CRUISES LTD.	82,045	502,868
500	SIX FLAGS ENTERTAINMENT CORP.	33,760	34,910
28,500	STARBUCKS CORP.	182,045	1,619,940
5,000	TAPESTRY, INC.	19,161	251,350
10,793	TARGET CORP.	673,770	952,051
860	TESLA, INC.(b)	22,377	227,702
4,136	THOR INDUSTRIES, INC.	148,062	346,183
1,400	TIFFANY & CO.	35,210	180,558
10,094	TJX (THE) COS., INC.	86,033	1,130,730
1,466	TOPBUILD CORP.(b)	11,809	83,298
753	ULTA BEAUTY, INC.(b)	117,541	212,436
4,100	UNDER ARMOUR, INC., CLASS A(b)	56,370	87,002
906	UNDER ARMOUR, INC., CLASS C(b)	10,146	17,631
4,726	URBAN OUTFITTERS, INC.(b)	207,817	193,293
100	VAIL RESORTS, INC.	29,219	27,442
1,100	VEONEER, INC.(b)(c)	5,428	60,577
9,578	VF CORP.	281,277	895,064
600	WAYFAIR, INC., CLASS A(b)	52,492	88,602
2,100	WHIRLPOOL CORP.	89,510	249,375
1,600	WYNN RESORTS LTD.	32,322	203,296
4,416	YUM CHINA HOLDINGS, INC.(c)	9,382	155,046

2	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
19,896	YUM! BRANDS, INC.	$1,144,061	1,808,745
		26,017,420	58,888,512	10.74%
Consumer Staples:
16,050	ALTRIA GROUP, INC.	1,001,123	967,976
26,572	ARCHER-DANIELS-MIDLAND CO.	896,113	1,335,774
7,290	BROWN-FORMAN CORP., CLASS B	57,343	368,510
8,000	CHURCH & DWIGHT CO., INC.	100,310	474,960
57,881	COCA-COLA (THE) CO.	869,464	2,673,523
1,380	COLGATE-PALMOLIVE CO.	43,344	92,391
33,964	CONAGRA BRANDS, INC.	1,145,327	1,153,757
4,100	CONSTELLATION BRANDS, INC., CLASS A	56,355	884,042
6,277	COSTCO WHOLESALE CORP.	226,000	1,474,342
700	ENERGIZER HOLDINGS, INC.	33,278	41,055
4,680	ESTEE LAUDER (THE) COS., INC., CLASS A	203,878	680,098
12,400	GENERAL MILLS, INC.	277,056	532,208
6,600	HERBALIFE NUTRITION LTD.(b)	45,262	360,030
1,642	HERSHEY (THE) CO.	60,568	167,484
4,800	HORMEL FOODS CORP.	43,206	189,120
4,372	INGREDION, INC.	267,511	458,885
1,600	JM SMUCKER (THE) CO.	64,617	164,176
7,643	KEURIG DR. PEPPER, INC.	7,519	177,088
1,550	KIMBERLY-CLARK CORP.	69,760	176,142
3,714	KRAFT HEINZ (THE) CO.	23,075	204,679
104,191	KROGER (THE) CO.	2,334,511	3,033,000
633	LAMB WESTON HOLDINGS, INC.	7,452	42,158
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	92,225
3,456	MOLSON COORS BREWING CO., CLASS B	167,943	212,544
14,868	MONDELEZ INTERNATIONAL, INC., CLASS A	123,953	638,729
6,754	MONSTER BEVERAGE CORP.(b)	177,839	393,623
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	405,836
29,766	PEPSICO, INC.	2,442,301	3,327,839
15,632	PHILIP MORRIS INTERNATIONAL, INC.	135,719	1,274,633
6,000	PINNACLE FOODS, INC.	219,854	388,860
700	POST HOLDINGS, INC.(b)	43,421	68,628
57,464	PROCTER & GAMBLE (THE) CO.	2,511,828	4,782,729
20,218	SYSCO CORP.	795,080	1,480,968
18,944	TYSON FOODS, INC., CLASS A	835,605	1,127,736
16,150	WALGREENS BOOTS ALLIANCE, INC.	185,200	1,177,335
13,804	WALMART, INC.	1,073,885	1,296,334
		16,741,860	32,319,417	5.89%
Energy:
3,546	ANADARKO PETROLEUM CORP.	67,687	239,036
2,479	ANDEAVOR	125,030	380,526
1,700	ANTERO RESOURCES CORP.(b)	30,478	30,107
762	APERGY CORP.(b)	7,853	33,193
1,200	BAKER HUGHES A GE CO.	36,468	40,596
32,795	CHEVRON CORP.	1,428,027	4,010,173
500	CIMAREX ENERGY CO.	32,151	46,470
3,600	CNX RESOURCES CORP.(b)	25,763	51,516
1,700	CONCHO RESOURCES, INC.(b)	49,631	259,675
36,147	CONOCOPHILLIPS	1,295,738	2,797,778
450	CONSOL ENERGY, INC.(b)	5,125	18,364
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	136,560
6,000	DIAMONDBACK ENERGY, INC.	570,297	811,140
9,794	ENBRIDGE, INC.(c)	137,797	316,248
1,300	ENERGEN CORP.(b)	44,343	112,021
600	EOG RESOURCES, INC.	19,976	76,542
4,000	EQT CORP.	132,900	176,920
42,378	EXXON MOBIL CORP.	1,610,980	3,602,978
10,158	HALLIBURTON CO.	138,080	411,704
3,100	HELMERICH & PAYNE, INC.	39,003	213,187
1,800	HESS CORP.	77,007	128,844
31,604	HOLLYFRONTIER CORP.	1,988,662	2,209,120
7,312	KINDER MORGAN, INC.	64,699	129,642
340	KLX ENERGY SERVICES HOLDINGS, INC.(b)	9,670	10,883
6,100	MARATHON OIL CORP.	92,456	142,008
28,217	MARATHON PETROLEUM CORP.	1,751,828	2,256,513

3	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
3,000	MURPHY OIL CORP.	$39,255	100,020
5,500	NABORS INDUSTRIES LTD.	30,723	33,880
4,722	NATIONAL OILWELL VARCO, INC.	74,438	203,424
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	34,596
3,800	NOBLE ENERGY, INC.	20,499	118,522
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	493,020
2,300	OCEANEERING INTERNATIONAL, INC.(b)	43,181	63,480
2,000	ONEOK, INC.	27,076	135,580
30,963	PBF ENERGY, INC., CLASS A	1,045,190	1,545,363
10,003	PHILLIPS 66	123,162	1,127,538
3,930	PIONEER NATURAL RESOURCES CO.	165,650	684,567
15,236	SCHLUMBERGER LTD.	336,122	928,177
1,600	SM ENERGY CO.	31,501	50,448
1,000	TARGA RESOURCES CORP.	22,120	56,310
4,900	TRANSOCEAN LTD.(b)	46,629	68,355
51,045	VALERO ENERGY CORP.	2,960,235	5,806,369
79	WHITING PETROLEUM CORP.(b)	1,769	4,190
5,200	WPX ENERGY, INC.(b)	50,544	104,624
		14,901,781	30,200,207	5.51%
Financials:
51,432	AFLAC, INC.	1,855,928	2,420,904
500	ALLEGHANY CORP.	140,685	326,265
18,080	ALLSTATE (THE) CORP.	1,093,406	1,784,496
19,826	ALLY FINANCIAL, INC.	404,611	524,398
6,433	AMERICAN EXPRESS CO.	197,576	685,050
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	543,753
6,100	AMERICAN INTERNATIONAL GROUP, INC.	143,498	324,764
2,134	AMERICAN NATIONAL INSURANCE CO.	259,877	275,905
31,128	AMERIPRISE FINANCIAL, INC.	3,119,053	4,596,360
2,221	AON PLC(c)	61,593	341,545
27,300	ARCH CAPITAL GROUP LTD.(b)(c)	417,170	813,813
2,300	ARTHUR J. GALLAGHER & CO.	80,002	171,212
4,900	ASSURANT, INC.	218,575	528,955
14,090	ASSURED GUARANTY LTD.(c)	367,190	595,021
739	ATHENE HOLDING LTD., CLASS A(b)	33,966	38,177
1,300	AXIS CAPITAL HOLDINGS LTD.(c)	43,361	75,023
165,803	BANK OF AMERICA CORP.	2,093,702	4,884,556
13,901	BANK OF NEW YORK MELLON (THE) CORP.	390,433	708,812
7,900	BB&T CORP.	173,879	383,466
28,441	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,720,534	6,089,503
200	BRIGHTHOUSE FINANCIAL, INC.(b)	6,471	8,848
620	CANNAE HOLDINGS, INC.(b)	2,893	12,989
28,065	CAPITAL ONE FINANCIAL CORP.	1,893,675	2,664,210
17,900	CHARLES SCHWAB (THE) CORP.	156,088	879,785
6,250	CHUBB LTD.(c)	587,621	835,250
47,758	CITIGROUP, INC.	2,666,305	3,426,159
2,058	CME GROUP, INC.	219,513	350,292
1,281	COMERICA, INC.	86,479	115,546
500	CREDIT ACCEPTANCE CORP.(b)	86,421	219,035
11,776	DISCOVER FINANCIAL SERVICES	330,143	900,275
10,182	E*TRADE FINANCIAL CORP.(b)	276,402	533,435
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	254,675
21,413	FIDELITY NATIONAL FINANCIAL, INC.	775,160	842,602
138,897	FIFTH THIRD BANCORP	4,014,919	3,878,004
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	180,912
30,500	FIRST HORIZON NATIONAL CORP.	193,065	526,430
7,500	FRANKLIN RESOURCES, INC.	151,437	228,075
9,248	GOLDMAN SACHS GROUP (THE), INC.	883,616	2,073,772
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	370,110
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,227	184,852
43,648	HUNTINGTON BANCSHARES, INC.	258,761	651,228
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	37,819
2,700	INVESCO LTD.	32,171	61,776
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	428,745
25,805	JEFFERIES FINANCIAL GROUP, INC.	650,645	566,678
94,458	JPMORGAN CHASE & CO.	4,654,002	10,658,641
7,735	KEYCORP	53,455	153,849

4	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
3,752	LEGG MASON, INC.	$52,584	117,175
1,100	LINCOLN NATIONAL CORP.	22,715	74,426
1,300	LOEWS CORP.	10,310	65,299
200	MARKEL CORP.(b)	67,789	237,698
5,684	MARSH & MCLENNAN COS., INC.	240,120	470,180
1,300	MERCURY GENERAL CORP.	38,018	65,208
2,200	METLIFE, INC.	52,967	102,784
2,200	MOODY’S CORP.	77,502	367,840
32,796	MORGAN STANLEY	929,518	1,527,310
3,900	MSCI, INC.	124,722	691,899
5,900	NASDAQ, INC.	240,309	506,220
153	NAVIENT CORP.	930	2,062
4,539	PACWEST BANCORP	65,912	216,283
10,514	PNC FINANCIAL SERVICES GROUP (THE), INC.	508,110	1,431,902
1,600	POPULAR, INC.	33,280	82,000
5,628	PRINCIPAL FINANCIAL GROUP, INC.	175,248	329,745
26,841	PROGRESSIVE (THE) CORP.	893,733	1,906,785
8,613	PRUDENTIAL FINANCIAL, INC.	293,943	872,669
4,745	RAYMOND JAMES FINANCIAL, INC.	405,021	436,777
57,111	REGIONS FINANCIAL CORP.	885,554	1,047,987
6,314	REINSURANCE GROUP OF AMERICA, INC.	744,579	912,752
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	106,864
3,151	ROYAL BANK OF CANADA(c)	75,538	252,679
735	S&P GLOBAL, INC.	24,183	143,612
7,500	SEI INVESTMENTS CO.	108,537	458,250
10,100	SLM CORP.(b)	36,679	112,615
1,313	STATE STREET CORP.	105,277	110,003
11,022	SUNTRUST BANKS, INC.	381,251	736,159
4,737	SYNCHRONY FINANCIAL	128,601	147,226
4,704	SYNOVUS FINANCIAL CORP.	83,310	215,396
3,549	T. ROWE PRICE GROUP, INC.	106,978	387,480
5,800	TCF FINANCIAL CORP.	51,852	138,098
2,600	TFS FINANCIAL CORP.	25,038	39,026
2,468	TORCHMARK CORP.	145,321	213,951
6,468	TRAVELERS (THE) COS., INC.	490,381	838,964
3,225	UNUM GROUP	105,603	126,001
18,335	US BANCORP	353,553	968,271
18,701	VOYA FINANCIAL, INC.	955,187	928,879
6,106	W.R. BERKLEY CORP.	273,043	488,053
1,800	WASHINGTON FEDERAL, INC.	23,535	57,600
69,827	WELLS FARGO & CO.	860,628	3,670,107
4,014	ZIONS BANCORPORATION	106,804	201,302
		44,058,398	78,961,507	14.39%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	916,046
14,508	ABBVIE, INC.	386,859	1,372,167
500	ABIOMED, INC.(b)	198,710	224,875
1,360	AETNA, INC.	129,860	275,876
4,120	AGILENT TECHNOLOGIES, INC.	181,587	290,625
600	AGIOS PHARMACEUTICALS, INC.(b)	43,506	46,272
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	417,030
1,237	ALIGN TECHNOLOGY, INC.(b)	226,180	483,939
4,459	ALLERGAN PLC	145,720	849,350
4,700	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	50,008	66,975
7,200	AMERISOURCEBERGEN CORP.	115,968	663,984
18,633	AMGEN, INC.	3,429,936	3,862,435
7,255	ANTHEM, INC.	434,439	1,988,233
193	AVANOS MEDICAL, INC.(b)	3,014	13,220
8,439	BAXTER INTERNATIONAL, INC.	397,601	650,562
3,365	BECTON DICKINSON AND CO.	357,114	878,265
4,938	BIOGEN, INC.(b)	878,861	1,744,645
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,262,800
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	1,136,064
2,145	BRUKER CORP.	43,219	71,750
1,000	CARDINAL HEALTH, INC.	26,001	54,000
4,842	CELGENE CORP.(b)	82,271	433,311
10,344	CENTENE CORP.(b)	793,611	1,497,604

5	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
3,600	CERNER CORP.(b)	$40,604	231,876
8,568	CIGNA CORP.	626,682	1,784,286
16,471	CVS HEALTH CORP.	919,694	1,296,597
12,160	DANAHER CORP.	263,810	1,321,306
2,850	DAVITA, INC.(b)	21,812	204,145
5,332	DENTSPLY SIRONA, INC.	141,306	201,230
1,600	DEXCOM, INC.(b)	101,999	228,864
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	1,658,477
15,408	ELI LILLY & CO.	1,083,042	1,653,432
1,400	EXACT SCIENCES CORP.(b)	106,286	110,488
11,260	EXPRESS SCRIPTS HOLDING CO.(b)	307,724	1,069,813
57,833	GILEAD SCIENCES, INC.	2,462,029	4,465,286
7,926	HCA HEALTHCARE, INC.	970,782	1,102,665
3,800	HENRY SCHEIN, INC.(b)	86,166	323,114
6,608	HOLOGIC, INC.(b)	92,603	270,796
4,560	HUMANA, INC.	1,254,282	1,543,651
329	ICU MEDICAL, INC.(b)	99,450	93,025
2,299	IDEXX LABORATORIES, INC.(b)	98,745	573,968
2,300	ILLUMINA, INC.(b)	98,233	844,238
700	INSULET CORP.(b)	75,635	74,165
7,700	INTERCEPT PHARMACEUTICALS, INC.(b)	492,019	972,972
3,223	INTUITIVE SURGICAL, INC.(b)	1,093,658	1,850,002
2,461	IQVIA HOLDINGS, INC.(b)	187,204	319,290
286	JAZZ PHARMACEUTICALS PLC(b)(c)	47,618	48,085
27,672	JOHNSON & JOHNSON	2,032,010	3,823,440
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	146,239
23,830	MALLINCKRODT PLC(b)	346,224	698,457
5,700	MCKESSON CORP.	202,596	756,105
8,500	MEDTRONIC PLC(c)	708,592	836,145
58,523	MERCK & CO., INC.	2,015,877	4,151,622
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	802,027
1,551	MOLINA HEALTHCARE, INC.(b)	217,844	230,634
6,700	MYLAN N.V.(b)	268,105	245,220
400	NEKTAR THERAPEUTICS(b)	25,768	24,384
1,000	NEUROCRINE BIOSCIENCES, INC.(b)	101,282	122,950
12,800	OPKO HEALTH, INC.(b)	53,838	44,288
300	PENUMBRA, INC.(b)	44,433	44,910
1,100	PERRIGO CO. PLC(c)	73,083	77,880
123,529	PFIZER, INC.	2,220,778	5,443,923
1,962	QUEST DIAGNOSTICS, INC.	157,891	211,719
100	REGENERON PHARMACEUTICALS, INC.(b)	38,340	40,404
4,791	RESMED, INC.	129,046	552,594
900	SAGE THERAPEUTICS, INC.(b)	138,123	127,125
600	SAREPTA THERAPEUTICS, INC.(b)	86,100	96,906
7,763	STERIS PLC(c)	887,784	888,087
1,300	TELEFLEX, INC.	66,613	345,917
3,200	TESARO, INC.(b)	112,565	124,832
6,998	THERMO FISHER SCIENTIFIC, INC.	196,316	1,708,072
3,117	UNITED THERAPEUTICS CORP.(b)	375,950	398,602
23,801	UNITEDHEALTH GROUP, INC.	1,408,686	6,332,018
10,866	UNIVERSAL HEALTH SERVICES, INC., CLASS B	1,141,834	1,389,109
1,880	VAREX IMAGING CORP.(b)	19,829	53,881
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	581,924
1,445	VEEVA SYSTEMS, INC., CLASS A(b)	55,063	157,317
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	173,466
2,600	WATERS CORP.(b)	60,997	506,168
1,799	WELLCARE HEALTH PLANS, INC.(b)	556,948	576,562
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	565,847
9,420	ZOETIS, INC.	809,953	862,495
		34,930,080	74,583,068	13.60%
Industrials:
8,665	3M CO.	811,138	1,825,802
3,264	A.O. SMITH CORP.	124,751	174,200
923	ACCO BRANDS CORP.	3,137	10,430
1,702	AECOM(b)	51,886	55,587
4,642	AGCO CORP.	225,963	282,187
900	AIR LEASE CORP.	17,685	41,292

6	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,533	ALLEGION PLC(c)	$40,913	138,844
400	AMERCO	120,202	142,660
5,175	AMETEK, INC.	73,221	409,446
18,102	BOEING (THE) CO.	1,964,566	6,732,134
5,205	BWX TECHNOLOGIES, INC.	145,980	325,521
2,996	CARLISLE COS., INC.	114,358	364,913
10,504	CATERPILLAR, INC.	272,491	1,601,755
3,200	CINTAS CORP.	258,101	632,992
6,246	COPART, INC.(b)	363,983	321,856
6,001	CRANE CO.	207,659	590,198
3,724	CSX CORP.	136,592	275,762
1,895	CUMMINS, INC.	83,862	276,803
7,300	DEERE & CO.	199,160	1,097,409
29,103	DELTA AIR LINES, INC.	1,105,668	1,683,026
10,774	DOVER CORP.	816,879	953,822
1,987	DUN & BRADSTREET (THE) CORP.	49,383	283,167
16,254	EATON CORP. PLC	539,812	1,409,709
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	167,648
7,701	FEDEX CORP.	461,646	1,854,324
782	FLUOR CORP.	10,432	45,434
3,953	FORTIVE CORP.	71,279	332,843
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	225,148
1,400	GATX CORP.	24,276	121,226
2,128	GENERAL DYNAMICS CORP.	296,250	435,644
43,000	GENERAL ELECTRIC CO.	581,850	485,470
10,443	HARRIS CORP.	904,184	1,767,060
875	HEICO CORP.	61,334	81,034
2,156	HEICO CORP., CLASS A	109,365	162,778
360	HERC HOLDINGS, INC.(b)	5,808	18,432
9,188	HONEYWELL INTERNATIONAL, INC.	277,615	1,528,883
1,200	HUBBELL, INC.	43,310	160,284
2,735	HUNTINGTON INGALLS INDUSTRIES, INC.	533,044	700,379
19,036	IDEX CORP.	2,256,680	2,867,964
4,824	ILLINOIS TOOL WORKS, INC.	155,812	680,763
10,505	INGERSOLL-RAND PLC	631,190	1,074,661
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	112,302
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	249,774
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	255,610
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	30,065
2,900	KANSAS CITY SOUTHERN	46,328	328,512
850	KLX, INC.(b)	13,147	53,363
1,596	L3 TECHNOLOGIES, INC.	122,430	339,342
600	LENNOX INTERNATIONAL, INC.	17,874	131,040
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	130,816
2,484	LOCKHEED MARTIN CORP.	486,437	859,365
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	28,788
10,417	MANPOWERGROUP, INC.	974,994	895,445
23,793	MASCO CORP.	382,482	870,824
577	NORDSON CORP.	57,299	80,145
5,602	NORFOLK SOUTHERN CORP.	198,534	1,011,161
5,973	NORTHROP GRUMMAN CORP.	516,333	1,895,651
2,180	NOW, INC.(b)	21,218	36,079
2,519	NVENT ELECTRIC PLC(c)	24,113	68,416
5,905	OLD DOMINION FREIGHT LINE, INC.	843,248	952,240
6,476	OSHKOSH CORP.	222,024	461,350
5,938	OWENS CORNING	241,110	322,255
9,067	PACCAR, INC.	128,927	618,279
4,628	PARKER-HANNIFIN CORP.	350,966	851,228
2,519	PENTAIR PLC(c)	49,295	109,199
4,100	QUANTA SERVICES, INC.(b)	52,132	136,858
3,714	RAYTHEON CO.	263,374	767,535
12,257	REPUBLIC SERVICES, INC.	732,074	890,594
15,672	ROBERT HALF INTERNATIONAL, INC.	1,170,268	1,102,995
6,221	ROCKWELL AUTOMATION, INC.	179,002	1,166,562
1,841	ROCKWELL COLLINS, INC.	46,427	258,605
1,720	ROLLINS, INC.	67,194	104,387
700	ROPER TECHNOLOGIES, INC.	94,318	207,347

7	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,015	SNAP-ON, INC.	$191,097	369,954
19,364	SOUTHWEST AIRLINES CO.	628,876	1,209,282
13,253	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	847,861	1,214,903
6,924	STANLEY BLACK & DECKER, INC.	533,158	1,013,951
1,200	STERICYCLE, INC.(b)	50,064	70,416
667	TELEDYNE TECHNOLOGIES, INC.(b)	150,580	164,536
6,181	TEXTRON, INC.	396,678	441,756
5,162	TIMKEN (THE) CO.	171,352	257,326
1,596	TORO (THE) CO.	76,510	95,712
100	TRANSDIGM GROUP, INC.(b)	27,449	37,230
6,947	TRINITY INDUSTRIES, INC.	189,804	254,538
10,843	UNION PACIFIC CORP.	172,601	1,765,566
1,928	UNITED CONTINENTAL HOLDINGS, INC.(b)	38,137	171,708
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	413,295
3,799	UNITED RENTALS, INC.(b)	315,894	621,516
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,488,976
4,240	USG CORP.(b)	69,283	183,634
1,144	VALMONT INDUSTRIES, INC.	146,411	158,444
180	VERITIV CORP.(b)	1,653	6,552
3,130	W.W. GRAINGER, INC.	532,295	1,118,693
1,066	WABCO HOLDINGS, INC.(b)	16,369	125,724
1,200	WABTEC CORP.	21,945	125,856
975	WASTE CONNECTIONS, INC.	42,575	77,776
17,554	WASTE MANAGEMENT, INC.	879,219	1,586,179
4,800	WELBILT, INC.(b)	37,515	100,224
1,415	XPO LOGISTICS, INC.(b)	78,936	161,551
4,296	XYLEM, INC.	230,822	343,122
		28,179,551	61,244,042	11.16%
Information Technology:
4,949	ACCENTURE PLC, CLASS A(c)	304,426	842,320
10,156	ADOBE SYSTEMS, INC.(b)	601,673	2,741,612
10,200	ADVANCED MICRO DEVICES, INC.(b)	103,382	315,078
5,707	AKAMAI TECHNOLOGIES, INC.(b)	230,615	417,467
2,737	ALLIANCE DATA SYSTEMS CORP.	327,503	646,370
4,700	AMDOCS LTD.	231,646	310,106
8,600	ANALOG DEVICES, INC.	120,368	795,156
3,077	ANSYS, INC.(b)	258,930	574,414
78,477	APPLE, INC.	4,416,330	17,715,398
25,762	APPLIED MATERIALS, INC.	612,084	995,701
409	ARISTA NETWORKS, INC.(b)	48,993	108,737
1,300	ARRIS INTERNATIONAL PLC(b)	33,487	33,787
4,877	ARROW ELECTRONICS, INC.(b)	267,343	359,532
300	ATLASSIAN CORP. PLC, CLASS A(b)(c)	27,150	28,842
1,686	AUTODESK, INC.(b)	32,709	263,202
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,019,366
7,371	BLACK KNIGHT, INC.(b)	272,636	382,923
9,100	BOOZ ALLEN HAMILTON HOLDING CORP.	273,897	451,633
4,332	BROADCOM, INC.	235,609	1,068,834
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	450,345
40,791	CADENCE DESIGN SYSTEMS, INC.(b)	1,124,535	1,848,648
5,913	CDK GLOBAL, INC.	295,331	369,917
6,100	CDW CORP.	214,484	542,412
94,780	CISCO SYSTEMS, INC.	1,011,697	4,611,047
21,433	CITRIX SYSTEMS, INC.(b)	1,910,052	2,382,492
2,690	COGNEX CORP.	124,219	150,156
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	95,625	972,090
300	COHERENT, INC.(b)	53,373	51,657
3,700	CONDUENT, INC.(b)	59,585	83,324
8,308	CORELOGIC, INC.(b)	139,352	410,498
49,134	CORNING, INC.	988,452	1,734,430
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	39,123
2,324	DELL TECHNOLOGIES, INC., CLASS V(b)	128,182	225,707
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	139,940
34,334	DXC TECHNOLOGY CO.	2,654,301	3,210,916
1,640	ECHOSTAR CORP., CLASS A(b)	25,986	76,047
300	EURONET WORLDWIDE, INC.(b)	25,458	30,066
4,377	F5 NETWORKS, INC.(b)	566,200	872,861

8	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
15,019	FIDELITY NATIONAL INFORMATION SERVICES, INC.	$752,823	1,638,122
2,200	FIREEYE, INC.(b)	32,268	37,400
9,784	FISERV, INC.(b)	172,685	806,006
1,200	FLEETCOR TECHNOLOGIES, INC.(b)	222,128	273,408
5,300	FLIR SYSTEMS, INC.	266,227	325,791
18,763	FORTINET, INC.(b)	1,179,521	1,731,262
3,800	GLOBAL PAYMENTS, INC.	113,707	484,120
800	GODADDY, INC., CLASS A(b)	39,006	66,712
20,700	HEWLETT PACKARD ENTERPRISE CO.	129,133	337,617
16,210	HP, INC.	276,200	417,732
97,817	INTEL CORP.	891,980	4,625,766
10,558	INTERNATIONAL BUSINESS MACHINES CORP.	1,455,469	1,596,475
10,688	INTUIT, INC.	1,114,454	2,430,451
2,747	IPG PHOTONICS CORP.(b)	261,130	428,724
900	JACK HENRY & ASSOCIATES, INC.	113,004	144,072
25,435	JUNIPER NETWORKS, INC.	717,733	762,287
16,653	KEYSIGHT TECHNOLOGIES, INC.(b)	1,013,326	1,103,761
14,293	LAM RESEARCH CORP.	1,549,099	2,168,248
1,047	LEIDOS HOLDINGS, INC.	45,558	72,411
200	LITTELFUSE, INC.	43,954	39,578
727	LOGMEIN, INC.	9,735	64,776
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	72,761
17,650	MASTERCARD, INC., CLASS A	521,525	3,929,067
2,581	MICRO FOCUS INTERNATIONAL PLC ADR(c)(d)	76,191	47,697
4,200	MICROCHIP TECHNOLOGY, INC.	38,201	331,422
109,793	MICRON TECHNOLOGY, INC.(b)	4,463,472	4,965,937
122,658	MICROSOFT CORP.	3,162,383	14,028,396
600	NATIONAL INSTRUMENTS CORP.	30,144	28,998
6,120	NETAPP, INC.	503,582	525,647
13,408	NVIDIA CORP.	1,011,897	3,767,916
19,581	ON SEMICONDUCTOR CORP.(b)	294,919	360,878
29,462	ORACLE CORP.	15,674	1,519,061
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	630,728
466	PAYCHEX, INC.	27,642	34,321
500	PAYCOM SOFTWARE, INC.(b)	79,505	77,705
7,200	PAYPAL HOLDINGS, INC.(b)	94,398	632,448
907	PERSPECTA, INC.	8,504	23,328
2,400	PTC, INC.(b)	82,674	254,856
1,900	PURE STORAGE, INC., CLASS A(b)	54,469	49,305
500	QORVO, INC.(b)	33,530	38,445
15,000	QUALCOMM, INC.	427,469	1,080,450
5,774	RED HAT, INC.(b)	299,563	786,881
700	RINGCENTRAL, INC., CLASS A(b)	67,347	65,135
3,100	SABRE CORP.	62,820	80,848
7,600	SALESFORCE.COM, INC.(b)	86,711	1,208,628
73,385	SEAGATE TECHNOLOGY PLC	3,158,831	3,474,780
2,100	SERVICENOW, INC.(b)	273,110	410,823
500	SPLUNK, INC.(b)	40,835	60,455
3,000	SQUARE, INC., CLASS A(b)	111,050	297,030
15,893	SS&C TECHNOLOGIES HOLDINGS, INC.	812,312	903,199
14,419	SYMANTEC CORP.	71,242	306,836
4,400	SYNOPSYS, INC.(b)	172,415	433,884
700	TABLEAU SOFTWARE, INC., CLASS A(b)	58,543	78,218
13,845	TERADYNE, INC.	281,983	511,988
34,792	TEXAS INSTRUMENTS, INC.	1,599,634	3,732,834
30,439	TOTAL SYSTEM SERVICES, INC.	2,336,438	3,005,547
7,720	TRIMBLE, INC.(b)	113,413	335,511
100	TYLER TECHNOLOGIES, INC.(b)	18,187	24,506
200	UNIVERSAL DISPLAY CORP.	25,532	23,580
6,749	VERISIGN, INC.(b)	704,838	1,080,650
787	VERSUM MATERIALS, INC.	4,722	28,340
28,049	VISA, INC., CLASS A	1,049,720	4,209,874
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	158,730
10,485	VMWARE, INC., CLASS A(b)	1,097,007	1,636,289
16,415	WESTERN DIGITAL CORP.	1,020,299	960,934
79,755	WESTERN UNION (THE) CO.	1,526,961	1,520,130
300	WEX, INC.(b)	41,025	60,228

9	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Core Equity Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
2,000	WORLDPAY, INC., CLASS A(b)	$149,775	202,540
6,750	XILINX, INC.	47,180	541,148
500	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	60,545	88,415
1,200	ZENDESK, INC.(b)	84,803	85,200
		55,218,236	125,539,400	22.88%
Materials:
367	ADVANSIX, INC.(b)	1,587	12,460
1,575	AIR PRODUCTS & CHEMICALS, INC.	57,863	263,104
1,300	ALBEMARLE CORP.	29,152	129,714
1,600	ASHLAND GLOBAL HOLDINGS, INC.	23,171	134,176
3,165	AVERY DENNISON CORP.	207,899	342,928
2,700	BEMIS CO., INC.	60,200	131,220
728	BERRY GLOBAL GROUP, INC.(b)	26,333	35,228
2,695	CELANESE CORP.	166,690	307,230
3,100	CF INDUSTRIES HOLDINGS, INC.	129,445	168,764
1,967	CHEMOURS (THE) CO.	76,966	77,578
1,800	CROWN HOLDINGS, INC.(b)	57,831	86,400
32,093	DOWDUPONT, INC.	1,018,914	2,063,901
9,332	EASTMAN CHEMICAL CO.	712,551	893,259
3,891	ECOLAB, INC.	133,579	610,031
400	FMC CORP.	33,000	34,872
86,146	FREEPORT-MCMORAN, INC.	1,315,666	1,199,152
538	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	11,574	74,846
13,424	INTERNATIONAL PAPER CO.	335,084	659,790
39,109	LYONDELLBASELL INDUSTRIES N.V., CLASS A	3,703,316	4,009,064
700	MARTIN MARIETTA MATERIALS, INC.	27,965	127,365
3,200	MOSAIC (THE) CO.	54,200	103,936
7,400	NEWMONT MINING CORP.	136,530	223,480
5,844	NUCOR CORP.	99,313	370,802
1,000	OLIN CORP.	33,089	25,680
3,368	PACKAGING CORP. OF AMERICA	134,861	369,436
4,400	PLATFORM SPECIALTY PRODUCTS CORP.(b)	42,294	54,868
5,972	PPG INDUSTRIES, INC.	140,079	651,724
4,150	PRAXAIR, INC.	119,435	667,029
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	565,046
800	ROYAL GOLD, INC.	34,486	61,648
5,900	RPM INTERNATIONAL, INC.	60,615	383,146
1,400	SEALED AIR CORP.	24,528	56,210
1,385	SHERWIN-WILLIAMS (THE) CO.	62,296	630,466
3,600	SONOCO PRODUCTS CO.	74,519	199,800
3,234	SOUTHERN COPPER CORP.(c)	38,445	139,515
36,389	STEEL DYNAMICS, INC.	959,294	1,644,419
4,392	VALVOLINE, INC.	24,184	94,472
2,100	VULCAN MATERIALS CO.	63,441	233,520
2,242	WESTROCK CO.	24,357	119,812
		10,580,681	17,956,091	3.27%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	105,664	264,159
2,900	AMERICAN HOMES 4 RENT, CLASS A	63,576	63,481
2,850	AMERICAN TOWER CORP.	162,229	414,105
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	160,104
1,734	AVALONBAY COMMUNITIES, INC.	193,548	314,114
3,388	BOSTON PROPERTIES, INC.	171,468	417,029
2,600	BRANDYWINE REALTY TRUST	28,512	40,872
564	BROOKFIELD PROPERTY REIT, INC., CLASS A	11,844	11,805
900	CAMDEN PROPERTY TRUST	24,065	84,213
1,545	CORECIVIC, INC.	22,263	37,590
11,000	CORPORATE OFFICE PROPERTIES TRUST	294,589	328,130
4,600	CROWN CASTLE INTERNATIONAL CORP.	193,222	512,118
2,300	CUBESMART	67,539	65,619
600	CYRUSONE, INC.	35,508	38,040
900	DIGITAL REALTY TRUST, INC.	73,251	101,232
5,200	DOUGLAS EMMETT, INC.	47,885	196,144
1,700	DUKE REALTY CORP.	28,435	48,229
845	EQUINIX, INC.	65,492	365,792
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,751	77,160
5,416	EQUITY RESIDENTIAL	174,162	358,864

10	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
875	ESSEX PROPERTY TRUST, INC.	$116,340	215,871
1,500	EXTRA SPACE STORAGE, INC.	130,993	129,960
900	FEDERAL REALTY INVESTMENT TRUST	48,326	113,823
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,032	26,872
7,000	HCP, INC.	86,147	184,240
1,800	HOSPITALITY PROPERTIES TRUST	23,088	51,912
12,222	HOST HOTELS & RESORTS, INC.	93,480	257,884
678	HOWARD HUGHES (THE) CORP.(b)	20,502	84,221
2,700	HUDSON PACIFIC PROPERTIES, INC.	91,666	88,344
3,600	INVITATION HOMES, INC.	85,227	82,476
400	JBG SMITH PROPERTIES	6,941	14,732
700	JONES LANG LASALLE, INC.	39,951	101,024
8,201	KIMCO REALTY CORP.	89,647	137,285
3,900	LAMAR ADVERTISING CO., CLASS A	48,907	303,420
1,100	LIBERTY PROPERTY TRUST	23,353	46,475
600	LIFE STORAGE, INC.	48,983	57,096
5,123	MACERICH (THE) CO.	119,436	283,251
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	180,324
11,400	PARAMOUNT GROUP, INC.	179,799	172,026
10,169	PROLOGIS, INC.	257,893	689,357
1,424	PUBLIC STORAGE	135,843	287,121
6,972	RAYONIER, INC.	74,592	235,723
2,700	REALTY INCOME CORP.	60,996	153,603
3,900	REGENCY CENTERS CORP.	85,171	252,213
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	83,048	119,462
2,100	SBA COMMUNICATIONS CORP.(b)	214,169	337,323
3,300	SENIOR HOUSING PROPERTIES TRUST	48,067	57,948
2,194	SIMON PROPERTY GROUP, INC.	112,564	387,789
1,900	SL GREEN REALTY CORP.	58,204	185,307
600	SPIRIT MTA REIT	5,418	6,912
6,000	SPIRIT REALTY CAPITAL, INC.	49,463	48,360
2,500	STORE CAPITAL CORP.	64,831	69,475
1,000	SUN COMMUNITIES, INC.	74,234	101,540
2,100	TAUBMAN CENTERS, INC.	55,573	125,643
4,100	UDR, INC.	65,319	165,763
1,300	URBAN EDGE PROPERTIES	18,730	28,704
3,527	VENTAS, INC.	150,097	191,798
800	VORNADO REALTY TRUST	29,237	58,400
1,715	WASHINGTON PRIME GROUP, INC.	8,005	12,520
2,100	WEINGARTEN REALTY INVESTORS	29,927	62,496
4,600	WELLTOWER, INC.	274,727	295,872
4,916	WEYERHAEUSER CO.	64,713	158,639
		5,244,761	10,462,004	1.91%
Utilities:
3,000	AES CORP.	32,870	42,000
2,000	ALLIANT ENERGY CORP.	24,835	85,140
1,600	AMEREN CORP.	40,872	101,152
8,554	AMERICAN ELECTRIC POWER CO., INC.	477,380	606,308
1,735	AQUA AMERICA, INC.	22,973	64,022
13,200	AVANGRID, INC.	502,113	632,676
5,800	CENTERPOINT ENERGY, INC.	66,308	160,370
13,300	CMS ENERGY CORP.	259,708	651,700
15,472	CONSOLIDATED EDISON, INC.	1,143,432	1,178,812
8,862	DOMINION ENERGY, INC.	284,452	622,821
2,800	DTE ENERGY CO.	132,386	305,564
14,104	DUKE ENERGY CORP.	729,148	1,128,602
8,325	EDISON INTERNATIONAL	179,967	563,436
3,164	ENTERGY CORP.	68,368	256,695
2,974	EVERGY, INC.	67,407	163,332
4,961	EVERSOURCE ENERGY	125,492	304,804
45,256	EXELON CORP.	1,716,909	1,975,877
5,500	FIRSTENERGY CORP.	176,693	204,435
900	NATIONAL FUEL GAS CO.	20,790	50,454
4,400	NEXTERA ENERGY, INC.	204,691	737,440
6,900	NISOURCE, INC.	43,973	171,948
1,200	NRG ENERGY, INC.	33,227	44,880
4,800	OGE ENERGY CORP.	43,344	174,336

11	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
500	ONE GAS, INC.	$3,925	41,140
5,900	PG&E CORP.(b)	79,340	271,459
2,400	PINNACLE WEST CAPITAL CORP.	71,637	190,032
700	PPL CORP.	10,384	20,482
1,400	PUBLIC SERVICE ENTERPRISE GROUP, INC.	61,948	73,906
4,800	SCANA CORP.	166,536	186,672
3,200	SEMPRA ENERGY	174,758	364,000
8,600	SOUTHERN (THE) CO.	176,010	374,960
5,426	UGI CORP.	80,112	301,034
356	VECTREN CORP.	22,050	25,450
6,420	WEC ENERGY GROUP, INC.	137,909	428,599
5,793	XCEL ENERGY, INC.	79,584	273,488
		7,461,531	12,778,026	2.33%
	Sub-total Common Stocks:	261,982,003	546,425,291	99.61%
Short-Term Investments:
2,792,269	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.92%(e)	2,792,269	2,792,269
	Sub-total Short-Term Investments:	2,792,269	2,792,269	0.51%
	Grand total	$264,774,272	549,217,560	100.12%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2018, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.72% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.01% of net assets as of September 30, 2018.

(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,725,588 with net purchases of $66,681 during the nine months ended September 30, 2018.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2018.

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework --Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks	$546,425,291	$—	$—	$546,425,291
Short-Term Investments	2,792,269	—	—	2,792,269
Total	$549,217,560	$—	$—	$549,217,560

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

13	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
September 30, 2018 (unaudited)

Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)

14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
120,133	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	$223,495	197,018
1,783	HEMISPHERE MEDIA GROUP, INC.(b)	24,980	24,873
97,815	MARCHEX, INC., CLASS B	270,490	271,926
36,936	ORBCOMM, INC.(b)	370,890	401,125
		889,855	894,942	0.23%
Consumer Discretionary:
200,997	BBX CAPITAL CORP.	1,398,973	1,491,398
39,926	CARRIAGE SERVICES, INC.	963,005	860,405
37,183	CENTURY CASINOS, INC.(b)	317,801	277,385
14,052	CHILDREN’S PLACE (THE), INC.	1,721,039	1,795,846
277,878	CLARUS CORP.	1,661,913	3,070,552
4,003	COOPER-STANDARD HOLDINGS, INC.(b)	321,055	480,280
82,845	CSS INDUSTRIES, INC.	1,533,374	1,178,884
20,687	DINE BRANDS GLOBAL, INC.	1,421,395	1,682,060
48,400	EXTENDED STAY AMERICA, INC.	979,119	979,132
15,100	FOX FACTORY HOLDING CORP.(b)	556,882	1,057,755
167,065	FULL HOUSE RESORTS, INC.(b)	392,021	481,147
27,740	G-III APPAREL GROUP LTD.(b)	757,509	1,336,791
118,800	GILDAN ACTIVEWEAR, INC.(c)	3,599,295	3,615,084
29,400	HELEN OF TROY LTD.(b)	2,726,069	3,848,460
8,201	IROBOT CORP.(b)	509,505	901,454
13,222	J. ALEXANDER’S HOLDINGS, INC.(b)	147,954	157,342
125,710	LIFETIME BRANDS, INC.	1,436,051	1,370,239
14,650	LITHIA MOTORS, INC., CLASS A	794,022	1,196,319
36,512	LUBY’S, INC.(b)	104,050	62,070
21,200	MALIBU BOATS, INC., CLASS A(b)	603,127	1,160,064
5,043	MARINEMAX, INC.(b)	94,601	107,164
15,580	MARRIOTT VACATIONS WORLDWIDE CORP.	1,473,180	1,741,065
6,708	MODINE MANUFACTURING CO.(b)	108,734	99,949
152,100	NAUTILUS, INC.(b)	2,425,969	2,121,795
94,050	NEW HOME (THE) CO., INC.(b)	983,415	758,043
212,230	OFFICE DEPOT, INC.	554,730	681,258
67,138	PARTY CITY HOLDCO, INC.(b)	1,021,449	909,720
3,770	PENSKE AUTOMOTIVE GROUP, INC.	169,030	178,660
11,560	PERRY ELLIS INTERNATIONAL, INC.(b)	316,542	315,935
32,159	PETMED EXPRESS, INC.	1,364,515	1,061,569
36,260	PINNACLE ENTERTAINMENT, INC.(b)	387,240	1,221,599
58,917	POTBELLY CORP.(b)	759,202	724,679
7,200	SCHOOL SPECIALTY, INC.(b)	119,448	128,880
25,069	SHUTTERSTOCK, INC.	1,188,859	1,368,266
3,138	STRATTEC SECURITY CORP.	95,481	111,870
12,776	TAILORED BRANDS, INC.	282,298	321,827
7,341	TOPBUILD CORP.(b)	191,076	417,116
21,085	UNIFI, INC.(b)	610,691	597,338
25,800	WILLIAMS-SONOMA, INC.	1,218,201	1,695,576
64,400	WINNEBAGO INDUSTRIES, INC.	2,601,242	2,134,860
		37,910,062	43,699,836	11.47%
Consumer Staples:
18,037	CALAVO GROWERS, INC.	1,331,355	1,742,374
34,429	CENTRAL GARDEN & PET CO., CLASS A(b)	1,295,170	1,140,977
19,138	COFFEE HOLDING CO., INC.(b)	90,050	84,590
30,638	CRIMSON WINE GROUP LTD.(b)	276,661	274,210
39,125	FARMER BROTHERS CO.(b)	1,192,002	1,032,900
20,407	LANDEC CORP.(b)	251,842	293,861
2,589	OIL-DRI CORP. OF AMERICA	105,293	99,832
20,175	PERFORMANCE FOOD GROUP CO.(b)	653,235	671,828
81,751	S&W SEED CO.(b)	296,564	200,290
11,276	SPECTRUM BRANDS HOLDINGS, INC.	936,674	842,543
219,750	SUNOPTA, INC.(b)(c)	1,625,644	1,615,162
20,500	UNITED NATURAL FOODS, INC.(b)	824,865	613,975
48,065	UNIVERSAL CORP.	2,679,472	3,124,225
		11,558,827	11,736,767	3.08%
Energy:
96,243	MURPHY OIL CORP.	2,451,455	3,208,742
4,701	NACCO INDUSTRIES, INC., CLASS A	161,060	153,958

15	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
22,653	OIL STATES INTERNATIONAL, INC.(b)	$696,420	752,079
35,075	PAR PACIFIC HOLDINGS, INC.(b)	618,598	715,530
48,267	SM ENERGY CO.	1,302,621	1,521,858
54,582	SOLARIS OILFIELD INFRASTRUCTURE, INC., CLASS A(b)	1,063,054	1,031,054
120,000	SRC ENERGY, INC.(b)	1,121,491	1,066,800
71,608	SUPERIOR ENERGY SERVICES, INC.(b)	720,870	697,462
36,900	WORLD FUEL SERVICES CORP.	1,329,632	1,021,392
		9,465,201	10,168,875	2.67%
Financials:
114,884	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	3,000,438	4,062,298
2,270	AMERICAN RIVER BANKSHARES	30,963	34,776
28,948	AMERIS BANCORP	886,175	1,322,924
29,531	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,547,407	1,861,930
78,485	ASPEN INSURANCE HOLDINGS LTD.(c)	3,186,382	3,280,673
107,251	ASSOCIATED BANC-CORP	2,470,813	2,788,526
40,013	AXIS CAPITAL HOLDINGS LTD.(c)	2,105,370	2,309,150
30,238	BANC OF CALIFORNIA, INC.	561,696	571,498
16,403	BANCORP (THE), INC.(b)	183,907	157,305
11,268	BANKFINANCIAL CORP.	139,741	179,612
30,541	BCB BANCORP, INC.	374,127	422,993
107,553	BLACKROCK TCP CAPITAL CORP.	1,620,030	1,530,479
21,885	CANNAE HOLDINGS, INC.(b)	463,896	458,491
51,903	CAPITAL SOUTHWEST CORP.	853,979	985,119
27,805	CATHAY GENERAL BANCORP	1,177,983	1,152,239
8,020	CB FINANCIAL SERVICES, INC.	227,453	247,417
12,684	CENTERSTATE BANK CORP.	331,788	355,786
22,740	CENTRAL VALLEY COMMUNITY BANCORP	441,499	491,411
33,164	CITIZENS COMMUNITY BANCORP, INC.	443,126	464,296
1,908	CITIZENS HOLDING CO.	41,875	44,838
24,836	CIVISTA BANCSHARES, INC.	501,530	598,299
5,771	CNB FINANCIAL CORP.	93,783	166,551
42,856	CNO FINANCIAL GROUP, INC.	936,174	909,404
26,565	COMMERCE BANCSHARES, INC.	1,395,420	1,753,821
11,404	COMMUNITY BANKERS TRUST CORP.(b)	58,706	100,355
22,637	CRAWFORD & CO., CLASS A	182,964	203,733
6,782	CRAWFORD & CO., CLASS B	52,628	62,462
78,931	DONEGAL GROUP, INC., CLASS A	1,218,862	1,121,610
20,013	EAGLE BANCORP MONTANA, INC.	366,069	363,236
7,573	EHEALTH, INC.(b)	142,756	214,013
36,517	EMC INSURANCE GROUP, INC.	782,884	902,700
17,185	ENTERPRISE FINANCIAL SERVICES CORP.	682,316	911,664
131,667	EXANTAS CAPITAL CORP.	1,257,630	1,445,704
19,986	FARMERS NATIONAL BANC CORP.	209,675	305,786
94,323	FIDUS INVESTMENT CORP.	1,367,037	1,379,002
20,886	FIRST BANK	267,387	274,651
1,685	FIRST CAPITAL, INC.	59,862	64,586
17,204	FIRST GUARANTY BANCSHARES, INC.	370,031	441,971
26,179	FIRST MERCHANTS CORP.	1,111,211	1,177,793
64,032	FIRST MIDWEST BANCORP, INC.	1,426,183	1,702,611
19,356	FIRST WESTERN FINANCIAL, INC.(b)	357,753	338,536
24,700	FIRSTCASH, INC.	1,474,743	2,025,400
24,763	HANCOCK WHITNEY CORP.	1,250,821	1,177,481
14,839	HANOVER INSURANCE GROUP (THE), INC.	1,422,332	1,830,687
36,343	HERITAGE COMMERCE CORP.	409,547	542,238
3,038	HOME BANCORP, INC.	85,109	132,092
60,267	HOME BANCSHARES, INC.	1,445,185	1,319,847
147,427	HOPE BANCORP, INC.	2,439,921	2,383,895
6,230	INVESTAR HOLDING CORP.	132,387	167,276
10,114	ISABELLA BANK CORP.	278,864	270,550
11,165	LANDMARK BANCORP, INC.	317,446	323,785
30,029	LCNB CORP.	482,508	560,041
5,036	LENDINGTREE, INC.(b)	1,275,169	1,158,784
37,629	MACKINAC FINANCIAL CORP.	555,731	609,590
7,596	METROPOLITAN BANK HOLDING CORP.(b)	321,187	312,348
24,688	MIDWESTONE FINANCIAL GROUP, INC.	800,267	822,357
5,000	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,664,104	1,596,000
46,643	NEW MOUNTAIN FINANCE CORP.	644,982	629,681

16	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
217,943	OAKTREE SPECIALTY LENDING CORP.	$1,007,311	1,080,997
62,154	OAKTREE STRATEGIC INCOME CORP.	542,668	537,632
11,265	OCEANFIRST FINANCIAL CORP.	294,021	306,633
33,631	OHA INVESTMENT CORP.	42,376	50,951
2,925	ORRSTOWN FINANCIAL SERVICES, INC.	62,731	69,615
3,425	PACIFIC FINANCIAL CORP.	31,413	43,361
12,909	PENNANTPARK INVESTMENT CORP.	98,136	96,301
4,319	PENNS WOODS BANCORP, INC.	181,459	187,661
26,950	PEOPLES BANCORP OF NORTH CAROLINA, INC.	670,730	777,238
5,858	PEOPLES FINANCIAL SERVICES CORP.	239,185	248,379
56,200	PRA GROUP, INC.(b)	1,589,787	2,023,200
17,500	RENAISSANCERE HOLDINGS LTD.(c)	2,317,318	2,337,650
3,636	SALISBURY BANCORP, INC.	137,808	152,712
3,412	SELECT BANCORP, INC.(b)	38,895	42,309
27,464	SHORE BANCSHARES, INC.	439,010	489,408
58,567	SI FINANCIAL GROUP, INC.	734,119	819,938
2,336	SIERRA BANCORP	40,971	67,510
49,105	SIMMONS FIRST NATIONAL CORP., CLASS A	1,508,803	1,446,142
10,822	SOUTHERN MISSOURI BANCORP, INC.	304,458	403,336
44,756	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	719,435	725,047
2,508	SOUTHWEST GEORGIA FINANCIAL CORP.	51,887	57,684
15,946	SPIRIT OF TEXAS BANCSHARES, INC.(b)	335,154	344,274
56,933	STERLING BANCORP	1,216,231	1,252,526
23,551	STIFEL FINANCIAL CORP.	1,198,770	1,207,224
15,736	SUMMIT FINANCIAL GROUP, INC.	342,800	365,233
25,038	SUMMIT STATE BANK	321,064	384,333
32,967	SYNOVUS FINANCIAL CORP.	966,978	1,509,559
167,094	TCF FINANCIAL CORP.	2,659,655	3,978,508
111,200	UMPQUA HOLDINGS CORP.	2,020,524	2,312,960
9,024	UNITED BANCORP, INC.	118,401	118,666
8,782	UNITED BANCSHARES, INC.	192,772	201,108
7,712	UNITED COMMUNITY FINANCIAL CORP.	71,281	74,575
31,498	UNITED FINANCIAL BANCORP, INC.	502,518	530,111
19,395	UNITY BANCORP, INC.	280,064	444,146
46,418	WALKER & DUNLOP, INC.	1,129,599	2,454,584
42,989	WEBSTER FINANCIAL CORP.	2,081,315	2,534,631
20,133	WEST BANCORPORATION, INC.	431,475	473,126
		72,850,934	83,171,569	21.83%
Health Care:
13,892	BIOTELEMETRY, INC.(b)	400,355	895,339
31,000	BRUKER CORP.	965,689	1,036,950
15,427	CAMBREX CORP.(b)	696,902	1,055,207
27,864	CUTERA, INC.(b)	1,080,006	906,973
35,017	EMERGENT BIOSOLUTIONS, INC.(b)	1,162,233	2,305,169
23,509	GLOBUS MEDICAL, INC., CLASS A(b)	1,226,361	1,334,371
16,600	HILL-ROM HOLDINGS, INC.	1,264,978	1,567,040
4,959	ICU MEDICAL, INC.(b)	662,659	1,402,157
9,958	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	611,452	655,934
22,418	LHC GROUP, INC.(b)	1,460,915	2,308,830
10,493	LIVANOVA PLC(b)(c)	1,165,874	1,300,817
7,990	MAGELLAN HEALTH, INC.(b)	524,360	575,680
83,299	MEDNAX, INC.(b)	3,865,190	3,886,731
26,636	NANOVIBRONIX, INC.(b)	130,317	122,526
29,065	OMNICELL, INC.(b)	1,177,829	2,089,774
345,253	PDL BIOPHARMA, INC.(b)	867,747	908,015
15,804	PREMIER, INC., CLASS A(b)	461,783	723,507
47,690	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	2,009,265	1,806,974
15,840	PROVIDENCE SERVICE (THE) CORP.(b)	1,027,837	1,065,715
7,161	PSYCHEMEDICS CORP.	143,676	134,698
83,667	STREAMLINE HEALTH SOLUTIONS, INC.(b)	98,386	98,727
61,300	SYNEOS HEALTH, INC.(b)	3,027,447	3,160,015
51,387	TIVITY HEALTH, INC.(b)	1,769,525	1,652,092
81,720	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	1,988,370	1,543,691
75,600	VAREX IMAGING CORP.(b)	2,478,872	2,166,696
		30,268,028	34,703,628	9.11%
Industrials:
171,522	ACTUANT CORP., CLASS A	4,446,157	4,785,464

17	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
49,000	AIR LEASE CORP.	$1,961,060	2,248,120
25,548	AIR TRANSPORT SERVICES GROUP, INC.(b)	539,160	548,516
20,335	ALBANY INTERNATIONAL CORP., CLASS A	830,797	1,616,632
21,610	AMERICAN RAILCAR INDUSTRIES, INC.	795,993	996,221
25,378	APOGEE ENTERPRISES, INC.	1,059,258	1,048,619
92,183	ARC DOCUMENT SOLUTIONS, INC.(b)	363,444	261,800
42,623	ARMSTRONG FLOORING, INC.(b)	648,708	771,476
18,401	ASGN, INC.(b)	522,178	1,452,391
9,156	ASTEC INDUSTRIES, INC.	435,603	461,554
8,618	ASTRONICS CORP.(b)	222,132	374,883
17,225	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	795,635	1,098,094
62,326	AVIS BUDGET GROUP, INC.(b)	2,272,516	2,003,158
29,856	BRINK’S (THE) CO.	2,052,966	2,082,456
833	CIRCOR INTERNATIONAL, INC.	31,254	39,567
92,200	COLFAX CORP.(b)	3,016,848	3,324,732
37,692	COLUMBUS MCKINNON CORP.	1,137,769	1,490,342
25,046	CPI AEROSTRUCTURES, INC.(b)	220,250	209,134
12,562	CUBIC CORP.	556,863	917,654
8,987	CURTISS-WRIGHT CORP.	618,844	1,234,994
26,100	DONALDSON CO., INC.	1,172,151	1,520,586
15,533	DUCOMMUN, INC.(b)	540,116	634,368
14,533	ENERSYS	1,044,453	1,266,260
232,108	ESSENDANT, INC.	2,801,054	2,975,625
7,380	ESTERLINE TECHNOLOGIES CORP.(b)	616,733	671,211
70,000	GATES INDUSTRIAL CORP. PLC(b)	1,110,163	1,365,000
45,437	GENCOR INDUSTRIES, INC.(b)	684,806	547,516
70,951	GIBRALTAR INDUSTRIES, INC.(b)	2,046,942	3,235,366
13,300	GORMAN-RUPP (THE) CO.	403,060	485,450
36,386	GREAT LAKES DREDGE & DOCK CORP.(b)	160,256	225,593
19,177	HARSCO CORP.(b)	116,952	547,503
24,223	INNERWORKINGS, INC.(b)	225,983	191,846
77,086	INTERFACE, INC.	1,513,985	1,799,958
73,231	JELD-WEN HOLDING, INC.(b)	2,394,799	1,805,876
12,902	KADANT, INC.	929,987	1,391,481
62,687	KBR, INC.	1,099,089	1,324,576
38,650	KENNAMETAL, INC.	1,431,530	1,683,594
90,906	LSI INDUSTRIES, INC.	676,748	418,168
43,109	MASONITE INTERNATIONAL CORP.(b)	2,828,344	2,763,287
17,274	MCGRATH RENTCORP	693,482	940,915
30,443	MERCURY SYSTEMS, INC.(b)	1,303,255	1,684,107
1,055	MESA AIR GROUP, INC.(b)	15,513	14,622
54,475	MILACRON HOLDINGS CORP.(b)	839,092	1,103,119
5,717	MSA SAFETY, INC.	510,168	608,517
79,073	NAVIGANT CONSULTING, INC.	1,818,071	1,823,423
10,055	NCI BUILDING SYSTEMS, INC.(b)	151,847	152,333
54,100	NOW, INC.(b)	541,627	895,355
8,029	PARK-OHIO HOLDINGS CORP.	289,460	307,912
100,500	PGT INNOVATIONS, INC.(b)	1,517,025	2,170,800
86,728	PIONEER POWER SOLUTIONS, INC.(b)	523,867	424,967
175,097	QUANEX BUILDING PRODUCTS CORP.	3,639,228	3,186,765
114,923	REIS, INC.	2,508,443	2,643,229
84,856	REV GROUP, INC.	1,792,681	1,332,239
29,900	RUSH ENTERPRISES, INC., CLASS A	1,274,358	1,175,369
13,522	RYDER SYSTEM, INC.	975,004	988,053
16,408	SITEONE LANDSCAPE SUPPLY, INC.(b)	1,325,395	1,236,179
14,864	SKYWEST, INC.	467,561	875,490
33,891	SPX CORP.(b)	815,917	1,128,909
4,328	STANDEX INTERNATIONAL CORP.	472,306	451,194
304,712	STEELCASE, INC., CLASS A	4,448,737	5,637,172
4,994	TELEDYNE TECHNOLOGIES, INC.(b)	145,727	1,231,920
38,308	TEREX CORP.	1,617,687	1,528,872
6,200	TETRA TECH, INC.	265,887	423,460
19,484	THERMON GROUP HOLDINGS, INC.(b)	436,477	502,298
51,145	TITAN MACHINERY, INC.(b)	807,780	791,980
7,593	TPI COMPOSITES, INC.(b)	205,342	216,780
117,087	TRIMAS CORP.(b)	2,995,420	3,559,445
40,747	TRIUMPH GROUP, INC.	973,790	949,405

18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
14,314	USA TRUCK, INC.(b)	$324,555	289,572
8,399	VALMONT INDUSTRIES, INC.	1,273,481	1,163,261
24,380	VIAD CORP.	1,136,518	1,444,515
59,791	WESCO AIRCRAFT HOLDINGS, INC.(b)	569,019	672,649
17,007	WESTPORT FUEL SYSTEMS, INC.(b)(c)	43,815	51,021
47,518	WOODWARD, INC.	2,777,206	3,842,305
34,670	YRC WORLDWIDE, INC.(b)	349,813	311,337
		84,170,140	97,578,560	25.62%
Information Technology:
49,980	ADESTO TECHNOLOGIES CORP.(b)	274,834	297,381
13,714	AMBER ROAD, INC.(b)	124,958	131,929
41,834	ANIXTER INTERNATIONAL, INC.(b)	2,898,060	2,940,930
56,490	ASTRONOVA, INC.	956,021	1,220,184
29,010	AUDIOCODES LTD.(c)	279,922	291,841
69,627	AVIAT NETWORKS, INC.(b)	1,229,827	1,124,476
28,424	BELDEN, INC.	1,758,133	2,029,758
80,124	BRIGHTCOVE, INC.(b)	650,974	673,042
211,664	CELESTICA, INC.(b)(c)	2,569,469	2,292,321
40,912	COHU, INC.	835,177	1,026,891
17,375	COMMVAULT SYSTEMS, INC.(b)	894,557	1,216,250
74,458	CYPRESS SEMICONDUCTOR CORP.	1,001,400	1,078,896
74,264	DSP GROUP, INC.(b)	915,628	883,742
52,800	ENTEGRIS, INC.	1,664,040	1,528,560
17,652	EURONET WORLDWIDE, INC.(b)	975,906	1,769,084
37,332	EVERTEC, INC.	539,618	899,701
5,846	FARO TECHNOLOGIES, INC.(b)	296,255	376,190
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	273,921
110,495	FREQUENCY ELECTRONICS, INC.(b)	1,010,454	1,145,833
4,472	ICHOR HOLDINGS LTD.(b)	91,502	91,318
43,299	INSIGHT ENTERPRISES, INC.(b)	1,753,271	2,342,043
40,384	INTERNAP CORP.(b)	429,986	510,050
13,977	ITRON, INC.(b)	803,599	897,323
31,170	JABIL, INC.	517,745	844,084
20,239	LUMENTUM HOLDINGS, INC.(b)	1,222,910	1,213,328
68,865	MITEL NETWORKS CORP.(b)(c)	734,542	758,892
35,430	MONOTYPE IMAGING HOLDINGS, INC.	756,673	715,686
22,200	MTS SYSTEMS CORP.	1,174,367	1,215,450
23,925	NOVANTA, INC.(b)	669,322	1,636,470
2,393	OSI SYSTEMS, INC.(b)	137,572	182,610
9,028	PC CONNECTION, INC.	239,630	351,099
11,051	PERCEPTRON, INC.(b)	76,437	107,747
47,285	PERFICIENT, INC.(b)	730,977	1,260,145
31,300	PLEXUS CORP.(b)	1,831,191	1,831,363
31,800	PROS HOLDINGS, INC.(b)	832,262	1,113,636
5,023	ROGERS CORP.(b)	588,998	739,988
55,418	SCANSOURCE, INC.(b)	2,220,979	2,211,178
232,854	STEEL CONNECT, INC.(b)	400,718	495,979
124,111	SUPPORT.COM, INC.(b)	356,614	359,922
16,360	SYNNEX CORP.	430,710	1,385,692
117,998	TIVO CORP.	1,531,192	1,469,075
103,472	UNISYS CORP.(b)	1,169,571	2,110,829
47,454	XCERRA CORP.(b)	648,352	677,169
37,619	XPERI CORP.	597,916	558,642
		39,109,723	46,280,648	12.15%
Materials:
5,438	AMERICAN VANGUARD CORP.	112,046	97,884
18,219	BERRY GLOBAL GROUP, INC.(b)	409,697	881,617
38,200	H.B. FULLER CO.	2,111,030	1,973,794
23,743	INGEVITY CORP.(b)	1,232,099	2,418,937
21,869	INNOPHOS HOLDINGS, INC.	964,490	970,984
30,775	KOPPERS HOLDINGS, INC.(b)	656,731	958,641
6,778	MATERION CORP.	344,347	410,069
82,910	PQ GROUP HOLDINGS, INC.(b)	1,363,479	1,448,438
25,100	RELIANCE STEEL & ALUMINUM CO.	1,936,798	2,140,779
74,700	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	3,001,403	2,861,757
11,544	SUNCOKE ENERGY, INC.(b)	125,592	134,141
13,375	TRINSEO S.A.	903,040	1,047,263

19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
4,973	US CONCRETE, INC.(b)	$236,424	228,012
		13,397,176	15,572,316	4.09%
Real Estate:
110,248	ASHFORD HOSPITALITY TRUST, INC.	681,326	704,485
29,740	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	253,141	291,452
47,381	BRANDYWINE REALTY TRUST	825,327	744,829
53,132	CATCHMARK TIMBER TRUST, INC., CLASS A	606,175	607,299
108,825	CEDAR REALTY TRUST, INC.	495,382	507,124
67,067	DIAMONDROCK HOSPITALITY CO.	728,909	782,672
19,812	GRAMERCY PROPERTY TRUST	405,792	543,641
37,300	HFF, INC., CLASS A	1,362,387	1,584,504
81,210	INVESTORS REAL ESTATE TRUST	451,332	485,636
42,978	JERNIGAN CAPITAL, INC.	773,851	829,046
20,132	MARCUS & MILLICHAP, INC.(b)	442,808	698,782
54,646	MEDICAL PROPERTIES TRUST, INC.	461,469	814,772
55,070	PHYSICIANS REALTY TRUST	941,153	928,480
46,834	RAMCO-GERSHENSON PROPERTIES TRUST	611,775	636,942
69,283	REALOGY HOLDINGS CORP.	1,745,271	1,430,001
26,073	RETAIL OPPORTUNITY INVESTMENTS CORP.	520,148	486,783
46,482	STAG INDUSTRIAL, INC.	736,483	1,278,255
16,522	STRATUS PROPERTIES, INC.(b)	486,245	505,573
38,757	XENIA HOTELS & RESORTS, INC.	938,437	918,541
		13,467,411	14,778,817	3.88%
Utilities:
7,576	ALLETE, INC.	225,376	568,276
28,520	NEW JERSEY RESOURCES CORP.	1,102,643	1,314,772
131,440	PURE CYCLE CORP.(b)	830,167	1,518,132
15,794	SPIRE, INC.	770,061	1,161,648
		2,928,247	4,562,828	1.20%
	Sub-total Common Stocks:	316,015,604	363,148,786	95.33%
Convertible Bonds:
Health Care:
139,789	PDL BIOPHARMA, INC., 2.75%, 12/1/21	138,890	137,954
		138,890	137,954	0.04%
	Sub-total Convertible Bonds:	138,890	137,954	0.04%
Convertible Preferred Stocks:
Real Estate:
22,772	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (STEP TO 10.75% ON 9/21/2023), 8.75%	380,966	477,757
		380,966	477,757	0.13%
	Sub-total Convertible Preferred Stocks:	380,966	477,757	0.13%
Investment Companies:
Financials:
9,764	ISHARES RUSSELL 2000 ETF	1,677,535	1,645,722
		1,677,535	1,645,722	0.43%
	Sub-total Investment Companies:	1,677,535	1,645,722	0.43%
Preferred Stocks:
Industrials:
152,441	STEEL PARTNERS HOLDINGS L.P., 6.00%(d)	2,510,072	3,483,277
		2,510,072	3,483,277	0.91%
	Sub-total Preferred Stocks:	2,510,072	3,483,277	0.91%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)	—	—
		—	—	0.00%
	Sub-total Rights:	—	—	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(e)	200	—
		200	—	0.00%
	Sub-total Warrants:	200	—	0.00%

20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
14,266,965	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.92%(f)	$14,266,965	14,266,965
	Sub-total Short-Term Investments:	14,266,965	14,266,965	3.75%
	Grand total	$334,990,232	383,160,461	100.59%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2018, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.18% of net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	Security has been deemed worthless and is a Level 3 investment.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,001,365 with net sales of $1,734,400 during the nine months ended September 30, 2018.

21	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2018.

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks	$363,148,786	$—	$—	$363,148,786
Convertible Bonds	—	137,954	—	137,954
Convertible Preferred Stocks	477,757	—	—	477,757
Investment Companies	1,645,722	—	—	1,645,722
Preferred Stocks	—	3,483,277	—	3,483,277
Rights	—	—	—	—
Warrants	—	—	—	—
Short-Term Investments	14,266,965	—	—	14,266,965
Total	$379,539,230	$3,621,231	$—	$383,160,461

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities, convertible bonds, investment companies, rights, warrants and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Shares of open-end investment companies are valued at their daily net asset value. Investments in convertible bonds, rights and warrants generally are determined by taking into account the terms of the investments as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.

22	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
September 30, 2018 (unaudited)

Clearwater Small Companies Fund Portfolio Diversification
(as a percentage of net assets)

23	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,360,733	2,567,328
40,000	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			548,760	511,200
19,200	BLACKROCK MUNIENHANCED FUND INC			201,815	193,344
58,171	BLACKROCK MUNIHOLDINGS FUND II INC			822,153	776,001
69,429	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			724,569	869,251
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	691,038
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	412,692
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	109,005
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	685,636
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	1,766,516
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	658,658
101,896	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,307,244	1,196,259
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,431,142
36,970	DREYFUS STRATEGIC MUNICIPAL BOND FUND INC			301,534	271,360
83,165	DWS MUNICIPAL INCOME TRUST			940,535	872,401
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	1,876,647
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,252	1,295,065
60,000	INVESCO MUNICIPAL TRUST			773,718	692,400
76,122	INVESCO QUALITY MUNICIPAL INCOME TRUST			868,956	881,493
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,122	712,800
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	771,680
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,267,298	3,107,708
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	197,143
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	657,098
29,740	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,650	380,381
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	319,760
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC			246,036	269,875
	Sub-total Closed-End Funds:			25,174,891	24,173,881	4.54%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST (STEP TO 6.55% ON 8/1/2024)(b)	8/1/2039	0.00	1,616,114	2,172,880
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,100,016	1,145,460
640,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	629,561	645,517
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	512,205
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	23,625
610,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	610,000	634,284
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,017,011	1,108,980
1,000,000	ALVORD CA UNIF SCH DIST (STEP TO 7.35% ON 8/1/2026)(b)	8/1/2046	0.00	570,845	949,900
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	977,786	1,020,630
1,095,000	ARBORWOOD FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.50	1,066,015	1,051,375
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	967,890
1,835,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,800,478	1,957,009
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	507,872	503,855
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	705,192	705,211
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	504,600
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	513,474	549,755
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	505,746	542,680
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	492,476	503,210
1,000,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2023	6.00	990,772	986,300
750,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2029	6.50	729,533	730,260
1,350,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,256,854	1,390,041
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	986,118	1,039,350
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,187,065	1,331,959
885,000	BEXAR CNTY TX HSG FIN CORP(d)	2/1/2035	3.75	885,000	899,956

24	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	$2,076,145	2,148,060
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	513,530
305,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	305,000	309,017
1,500,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,559,758	1,540,995
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	652,097	645,957
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(e)	9/1/2035	6.00	1,150,000	1,197,380
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,043,106	1,208,870
385,000	BUTLER CNTY PA GEN AUTH REVENUE (FLOATING, ICE LIBOR USD 3M +0.70%)(f)	10/1/2034	2.31	385,000	360,491
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	503,541	544,025
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,493,546	1,843,650
1,370,000	CAPITAL TRUST AGY FL CHRT SCHREVENUE	2/1/2035	5.38	1,370,000	1,337,175
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	746,378
1,750,000	CAPITAL TRUST AGY FL REVENUE(e)	12/1/2035	6.75	1,747,020	1,799,717
750,000	CAPITAL TRUST AGY FL REVENUE(e)	7/1/2037	6.75	750,000	772,335
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(e)	8/1/2027	5.00	750,000	743,093
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(e)	8/1/2032	5.38	750,000	743,093
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(e)	12/1/2043	5.25	516,674	503,685
1,000,000	CARLSBAD CA UNIF SCH DIST (STEP TO 6.13% ON 8/1/2021)(b)	8/1/2031	0.00	841,742	1,099,370
860,000	CARMEL IN REVENUE	11/15/2022	6.00	852,242	862,417
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,013,266	1,016,640
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(e)	5/1/2032	5.00	755,181	789,832
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,014,445	1,097,720
445,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	392,165	445,378
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,059,588	1,044,130
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,485	1,087,800
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,107,727	1,089,290
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2052	5.00	1,045,178	1,058,490
1,500,000	CLOVIS CA UNIF SCH DIST(g)	8/1/2030	0.00	734,961	883,695
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REV	6/1/2039	4.00	646,810	649,968
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,082	815,775
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2026	7.25	750,000	744,015
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2044	8.13	1,937,215	1,722,770
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,760	1,030,430
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(e)	9/1/2046	5.00	1,008,076	969,240
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,998	1,116,950
500,000	COLORADO ST HLTH FACS AUTH REVENUE(e)	12/1/2035	5.75	492,499	514,725
1,000,000	COLTON CA JT UNIF SCH DIST (STEP TO 5.80% ON 8/1/2021)(b)	8/1/2035	0.00	850,437	987,120
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN PROGRAM	11/15/2035	3.88	1,000,000	1,019,180
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,507,770
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	523,523
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	995,500

25	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	$5,000,000	4,716,850
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	523,645
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	523,320
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,104,531	1,427,572
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	127,400
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	503,525	526,525
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	750,833
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	477,305	480,023
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,007,084	1,107,260
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,005,057	2,060,740
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,001,981	1,031,790
1,000,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(e)	10/15/2022	4.00	998,027	1,001,580
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,017,255	1,115,530
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	492,173	523,300
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,035,220
500,000	DECATUR IL	3/1/2034	5.00	511,885	534,140
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(g)	2/1/2029	0.00	602,542	564,480
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,043,316	1,075,070
220,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	220,000	222,625
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	525,700
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,056,280
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,071,780
750,000	DIST OF COLUMBIA REVENUE	7/1/2037	5.00	750,000	780,675
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,002,800
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,028,220
3,000,000	DUBLIN CA UNIF SCH DIST(g)	8/1/2034	0.00	1,109,780	1,146,720
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,029,250
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,510,665
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,028,000	2,183,712
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,245	774,360
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,054,267	1,204,240
1,000,000	ENCINITAS CA UNION SCH DIST (STEP TO 6.75% ON 8/1/2022)(b)	8/1/2035	0.00	775,582	1,113,900
1,155,000	ENTERPRISE CA ELEM SCH DIST (STEP TO 6.20% ON 8/1/2021)(b)	8/1/2035	0.00	971,505	1,257,067
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,083,770
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	640,398	660,240
750,000	EVANSVILLE IN MF HSG REVENUE	1/1/2038	5.45	750,000	734,190
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,660
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,827	1,036,260
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,001,892	1,022,410
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	198,450
750,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	750,000	779,295
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,907	1,044,910
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(e)	6/15/2035	6.00	1,001,045	1,043,580
160,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	160,135	164,573
855,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	855,000	878,478
690,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	690,000	707,147
995,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2047	3.80	995,000	944,822
1,200,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(e)	8/25/2026	8.50	1,200,000	1,376,376
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,041,203	1,071,700

26	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(e)	6/1/2027	6.50	$1,000,000	1,006,410
940,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	823,038	919,818
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	984,465	1,019,790
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,490,410
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,017,080
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	1,000,000	994,400
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	1,000,000	1,009,170
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,423,410
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,004,136	989,370
1,740,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.55	1,740,000	1,642,577
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,943,849	1,922,212
1,100,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	1,100,000	1,069,860
600,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	616,551	610,074
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	559,049	553,944
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (STEP TO 5.50%ON 10/1/2023)(b)	10/1/2035	0.00	1,143,019	1,408,395
1,010,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	988,723	1,085,578
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,301,887
1,500,000	HARTNELL CA CMNTY CLG DIST (STEP TO 7.00% ON 8/1/2022)(b)	8/1/2034	0.00	1,152,241	1,572,390
3,500,000	HEALDSBURG CA UNIF SCH DIST (STEP TO 4.60% ON 8/1/2022)(b)	8/1/2037	0.00	2,938,230	3,124,030
1,000,000	HELENDALE CA SCH DIST (STEP TO 6.25% ON 8/1/2019)(b)	8/1/2034	0.00	949,517	1,221,240
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	754,188	812,692
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	800,000	850,576
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,020,822	1,116,480
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,526,321	1,652,040
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	823,650
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,964	819,015
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,053,179	1,118,680
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,493,167	1,536,270
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	532,105
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,021,300
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	548,865
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	681,077	702,986
515,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	515,000	515,618
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,547	519,875
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	769,024	768,090
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	487,125	508,230
700,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	685,126	689,318
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,069,550	1,037,570
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,053,020
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	1,000,000	985,950
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,586,113	1,631,325
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,008,214	1,281,950
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	493,399	505,885
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,031,927	3,257,370
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	494,001	532,945
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	988,092	1,097,660
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,031,624	1,059,080
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	531,134	557,425
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,583	1,123,180
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,035,373	1,058,860
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,416,810
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,645,165	1,569,525
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(e)	1/1/2038	5.25	685,847	720,615
630,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	630,000	647,117
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,031,230

27	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,400,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(e)	11/15/2036	5.75	$1,400,000	1,326,066
885,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	874,308	905,213
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	751,553
1,500,000	KING CNTY WA HSG AUTH	5/1/2036	3.75	1,480,949	1,452,945
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,020,788	1,055,240
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	521,369	516,370
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(e)	12/1/2037	6.50	750,000	778,740
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,585	242,642
1,600,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,587,699	1,773,088
735,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	735,000	792,403
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,062,690
1,400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,442,672
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(e)	5/1/2037	5.00	744,605	774,262
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,539	786,382
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	687,960
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	990,990
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	498,305
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,990,118	2,076,580
650,000	LEE CNTY FL INDL DEV AUTH(e)	12/1/2032	5.38	650,000	653,920
700,000	LEE CNTY FL INDL DEV AUTH(e)	12/1/2052	5.75	684,610	708,386
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	743,964	751,643
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	478,611
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	767,065	763,080
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,422	1,009,560
385,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	385,000	394,910
695,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2046	4.75	685,523	681,357
250,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2026	4.00	249,675	248,863
500,000	LONG LAKE RESERVE CMNTY DEV DIST SPL ASSMNT	5/1/2038	5.00	498,736	494,440
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,012,329	1,095,840
225,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	225,000	226,962
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	528,849	530,170
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,014,375	1,098,110
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(e)	11/1/2037	5.65	700,000	712,341
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	536,012	546,579
1,000,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2047	5.00	1,104,282	1,076,200
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,392	788,175
415,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	2.25	415,000	393,831
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	493,537	526,915

28	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	$1,563,485	1,558,815
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,495,466	1,552,150
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,020,660	1,095,170
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,009,890	1,056,540
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,111,744	1,095,962
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	56,250
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,008,620
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	998,680
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	944,160
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,447,875
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	493,910
820,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	820,000	842,296
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,602	547,075
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	849,062	822,176
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(e)	1/1/2036	5.75	741,858	751,388
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	143,241	24,269
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	375,045	242,831
745,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	759,616	749,947
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	748,173	913,440
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	521,900
546,418	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	566,491	19,125
775,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	767,081	828,273
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(e)	10/1/2047	5.00	750,492	738,913
685,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	685,000	702,173
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	727,363
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	726,061
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,045,570
625,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	625,000	630,244
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,743,823
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	2,000,000	2,031,380
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	14,880
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,028,916	1,052,750
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	561,096
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	521,731	527,895
1,000,000	MIAMI FL HLTH FACS AUTH	7/1/2038	5.13	1,040,360	1,092,320
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	143,397
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,769	770,108
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,507,025	1,541,265
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,000,000
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,884,484
930,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	930,000	940,118
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	989,520
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	943,281
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	568,998
1,650,000	MICHIGAN ST HSG DEV AUTH	10/1/2043	4.00	1,650,000	1,647,409
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	1,000,000	966,640
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,002,550	1,022,280
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	500,540
210,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	210,000	211,997
415,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	415,000	418,635

29	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MISHAWAKA IN MF HSG REVENUE(e)	1/1/2038	5.38	$1,000,000	970,170
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	978,509	1,043,530
1,525,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	3.63	1,525,000	1,437,968
35,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	35,000	35,112
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	1,000,000	966,870
965,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	965,000	973,116
615,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	615,000	648,493
1,000,000	MONTANA ST BRD OF HSG	12/1/2048	3.90	1,000,000	955,510
955,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	955,000	970,977
845,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	847,437	866,539
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REVENUE	7/1/2039	3.88	1,000,000	1,004,310
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	515,085
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	893,952
631,972	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	631,972	568,775
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	519,004	531,195
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,002	660,264
371,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	371,000	371,230
380,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	380,000	395,694
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,086,050
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	999,268	1,179,130
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,100,820
500,000	NAVAJO NATION AZ(e)	12/1/2030	5.50	528,137	554,495
570,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.75	570,000	563,645
970,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	970,000	977,624
1,240,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,240,000	1,241,674
130,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	130,000	131,177
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	974,591	1,083,750
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,041,440
300,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	300,000	301,050
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTHMF REVENUE	7/1/2052	4.00	1,500,000	1,459,260
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,006,990	1,008,560
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	762,650	795,000
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(e)	8/15/2036	5.00	755,343	751,943
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,004,410	1,016,080
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(e)	8/15/2037	6.00	1,016,867	1,033,190
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,141,678	1,177,891
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	541,381	531,420
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	803,340	794,220
125,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	124,666	126,965
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,009,970
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,014,150

30	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
855,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2030	4.50	$855,000	881,582
355,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2034	5.00	355,000	358,806
3,500,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,500,000	3,448,025
515,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	5.00	515,000	518,394
890,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2037	5.00	884,556	893,765
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	509,317	536,700
200,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	200,000	201,412
405,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	405,000	409,706
395,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	395,000	397,327
670,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	670,000	670,409
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,000,000	1,011,250
1,550,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,550,000	1,515,993
905,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	905,000	880,646
775,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	775,000	747,170
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	1,002,253	964,510
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,001,300
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,017,020
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,878	581,640
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	948,380
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,131,698	2,192,540
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,016,280
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,006,480
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	979,260
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,507,500
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	530,745
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,021,080
955,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	955,000	973,298
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	745,823
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,422,406
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	486,100
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,500,000	1,445,325
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,790
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2037	3.85	1,000,000	998,630
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	1,014,059	991,170
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	1,000,000	998,240
495,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	4.00	528,464	517,537
600,000	NORTH LAS VEGAS NV LOCAL IMPT(e)	12/1/2027	4.00	585,590	579,834
600,000	NORTH LAS VEGAS NV LOCAL IMPT(e)	12/1/2037	5.00	601,307	592,992
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	509,165
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,003,402	1,040,820
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,407,902	1,463,938
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	510,717	522,100
2,000,000	OAK PARK CA UNIF SCH DIST (STEP TO 7.10% ON 8/1/2021)(b)	8/1/2038	0.00	1,642,855	2,289,980
875,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	873,418	889,779
940,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	841,575	884,982

31	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	$1,500,000	1,501,080
70,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	70,000	70,372
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,042,559	1,067,570
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	781,670	805,995
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,078,419	1,070,770
725,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	725,000	726,508
1,250,000	OREGON ST	12/1/2034	3.63	1,250,000	1,259,637
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,027,020
675,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	675,000	672,476
800,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	800,000	802,752
1,310,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,310,000	1,262,106
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	507,471	500,230
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	565,500
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,316,132	1,255,620
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,611	568,990
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,034,558	1,068,950
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	2.26	500,000	428,555
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,002,822	981,160
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	3.95	1,000,000	1,000,720
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	503,305
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,224,709
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,766,701
580,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	580,000	563,795
750,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	4.00	750,000	750,510
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,929,974	2,061,955
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (STEP TO 4.60% ON 12/1/2021)(b)	12/1/2037	0.00	1,295,081	1,384,890
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,006,700
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	424,808
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,576	761,558
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(e)	7/1/2036	5.13	985,605	1,010,430
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	788,470	832,995
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,520,678	2,689,200
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,059,212	1,096,930
1,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(e)	12/1/2026	5.25	1,000,000	1,023,250
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,789	10,026
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(e)	6/15/2037	4.75	736,311	749,025
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(g)	9/1/2031	0.00	1,338,579	1,205,164

32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond

Fund September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
820,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	$811,229	821,993
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	771,690
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,025,499	2,041,040
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,055,310
380,000	PUBLIC FIN AUTH WI CCRC REVENUE(e)	6/1/2020	7.00	378,532	397,381
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(e)	6/1/2046	8.25	1,543,441	1,701,180
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2046	0.00	632	514
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2047	0.00	692	567
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2048	0.00	673	554
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2049	0.00	662	548
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2050	0.00	646	537
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2051	0.00	695	581
451,406	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(f)(h)	7/1/2051	3.75	449,050	431,720
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2052	0.00	703	591
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2053	0.00	688	581
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2054	0.00	677	574
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2055	0.00	662	564
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2056	0.00	648	554
94,915	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)	7/1/2056	5.50	94,899	93,276
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2057	0.00	1,429	556
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2058	0.00	632	546
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2059	0.00	623	539
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2060	0.00	614	533
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2061	0.00	601	524
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2062	0.00	593	518
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2063	0.00	580	509
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2064	0.00	572	503
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2065	0.00	565	498
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2066	0.00	559	494
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2067	0.00	7,087	6,365
655,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	658,600	691,556
1,250,000	PUBLIC FIN AUTH WI REVENUE(e)	11/1/2028	6.25	1,250,000	1,259,362
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	638,640
1,000,000	PUBLIC FIN AUTH WI REVENUE(e)	1/1/2033	6.13	988,215	1,019,320
371,751	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	412,084	79,853
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	542,713	515,175
1,130,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(e)	11/15/2024	5.00	1,127,010	1,204,648
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,609,365
1,045,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,045,000	1,160,985
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,442	846,480
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	998,162	1,256,170

33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	REEF-SUNSET CA UNIF SCH DIST (STEP TO 4.85% ON 8/1/2021)(b)	8/1/2038	0.00	$654,777	700,080
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	495,090	513,255
775,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	771,813	790,329
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	751,103
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE 10/15/2038		6.00	1,015,584	1,188,610
1,000,000	ROCHESTER MN	9/1/2038	5.13	1,000,000	981,600
500,000	ROWLEY MA	5/1/2027	4.00	500,318	500,515
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,607,351	1,662,675
450,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	450,000	261,000
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	2.13	350,000	320,471
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	761,979	773,332
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH 11/15/2037		5.25	759,746	791,242
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	522,995
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,497,226	1,646,550
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,036,997	1,100,580
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	507,132	550,535
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,011,222	1,130,510
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,048,747	1,036,090
500,000	SEATTLE WA HSG AUTH	12/1/2047	3.85	500,000	478,825
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	779,906	853,306
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	490,175	519,215
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,863	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	—	1
750,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	9/1/2037	5.00	793,915	687,233
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	536,329	526,764
10,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	10,000	10,433
215,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	211,119	226,264
255,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	252,875	260,146
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP REVENUE	2/1/2038	5.00	1,109,888	1,087,440
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,047,640	1,054,330
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,453,664	1,633,856
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	516,285
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	971,371	948,150
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	488,515
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	971,477	1,021,650
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	91,224
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,066,556	1,086,850
2,385,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,382,951	2,856,350
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,483,633	1,521,045
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,155,255	1,169,685
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	485,435

34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	$1,056,929	1,075,800
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2022	5.50	1,000,000	849,390
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	750,000	760,875
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	774,932	776,752
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2037	6.63	1,508,903	1,623,922
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	783,368	804,592
500,000	TEMPE AZ INDL DEV AUTH REVENUE(e)	10/1/2024	4.70	498,675	505,515
500,000	TEMPE AZ INDL DEV AUTH REVENUE(e)	10/1/2037	6.00	503,054	541,525
985,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	995,041	995,145
955,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2036	3.70	955,000	956,241
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	1,000,000	995,330
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	1,000,000	984,710
1,245,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2047	3.65	1,245,000	1,181,107
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	1,000,000	972,390
570,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	570,000	585,373
320,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	320,000	321,251
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,020,838	1,006,620
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	705,294	737,807
1,500,000	TOLOMATO FL CDD	5/1/2040	3.75	1,439,788	1,419,060
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	—	1
185,000	TOLOMATO FL CDD (STEP TO 6.61% ON 11/1/2021)(b)	5/1/2040	0.00	152,455	147,341
115,000	TOLOMATO FL CDD (STEP TO 6.61% ON 11/1/2024)(b)	5/1/2040	0.00	75,741	75,356
90,000	TOLOMATO FL CDD (STEP TO 6.61% ON 5/1/2019)(b)	5/1/2040	0.00	84,912	87,121
50,000	TOLOMATO FL CDD (STEP TO 6.61% ON 5/1/2022)(b)	5/1/2040	0.00	44,490	40,560
1,000,000	TRACY CA JT UNIF SCH DIST (STEP TO 7.30% ON 8/1/2027)(b)	8/1/2041	0.00	623,467	826,240
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	645,309	664,974
750,000	TRAVIS CNTY TX HLTH FACS DEV CORP(f)(h)	1/1/2047	5.25	750,000	786,915
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	699,125
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,610	527,240
1,250,000	TUSTIN CA UNIF SCH DIST (STEP TO 6.00% ON 8/1/2019)(b)	8/1/2028	0.00	1,185,340	1,325,462
555,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	549,018	564,402
750,000	UPPER IL RIVER VLY DEV AUTH(e)	12/1/2022	4.00	744,307	736,425
750,000	UPPER IL RIVER VLY DEV AUTH(e)	12/1/2037	5.25	765,790	751,568
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(e)	7/15/2033	4.65	989,415	976,930
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,500,352	1,502,235
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(e)	4/15/2045	6.00	760,967	771,323
140,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	140,000	142,544
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	510,732
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	982,394	995,230
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,254	706,391
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,029,200
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,015,930
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	478,225
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,517,395
1,190,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,182,564	1,202,328

35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
530,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2025	6.00	$532,889	570,036
1,000,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2031	5.00	1,001,628	1,077,860
750,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2031	5.00	799,714	781,725
675,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2035	5.75	675,000	676,337
600,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2036	5.00	636,331	617,424
500,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2038	5.00	545,451	542,625
745,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2045	3.80	745,000	728,886
990,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2047	4.00	1,051,741	1,028,372
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	3,850
145,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	144,035	144,504
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,522,815
80,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	80,000	80,258
555,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	555,000	559,484
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,661,293	1,660,155
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	569,758	583,385
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	316,945	359,241
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	275,772	312,867
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,352,065
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	604,923	623,358
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,088,085	1,070,310
750,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	745,868	783,517
905,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	906,812	926,150
630,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	633,940	669,337
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,403,182	1,436,188
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	733,336	721,602
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	519,076	519,975
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,074,341	2,110,240
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,450,231	1,452,752
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,962,426	1,971,360
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	502,730
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,005,730
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,004,692	995,330
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,455,975
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	928,784	993,475
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,065	763,305
1,000,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	1,000,000	1,000,690
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,655,627
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	294,784
	Sub-total Municipal Bonds:			481,066,950	491,512,896	92.26%
Short-Term Investments:
7,451,306	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.92%(i)			7,451,306	7,451,306
	Sub-total Short-Term Investments:			7,451,306	7,451,306	1.40%
	Grand total			$513,693,147	523,138,083	98.20%

36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	For step bonds, the coupon rate disclosed is the current rate in effect.

(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(d)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	Variable rate security. Rate as of September 30, 2018 is disclosed.

(g)	Zero coupon bond.

(h)	These securities are remarketed by an agent, and the rate at which these securities are set is determined by general market conditions and supply and demand.

(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $6,336,567 with net purchases of $1,114,739 for the nine months ended September 30, 2018.

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	11.13%
California	8.85
Illinois	8.34
Texas	6.30
New York	5.03
Georgia	4.47
Wisconsin	4.17
Indiana	4.05
Pennsylvania	3.87
Colorado	3.27
Other	40.52
100.00%

At September 30, 2018, the Clearwater Tax-Exempt Bond Fund had outstanding futures contracts as follows:

Type	Number of Contracts	Notional Amount	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	357	$(42,404,906)	Short	12/18	$612,426
2-Year U.S. Treasury Note	389	(81,975,672)	Short	12/18	290,536
U.S. Treasury Long Bond	37	(5,198,500)	Short	12/18	157,127
5-Year U.S. Treasury Note	354	(39,816,703)	Short	4/19	384,901
Total					$1,444,990

37	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date.Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2018.

38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework --Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2018.

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$24,173,881	$—	$—	$24,173,881
Municipal Bonds
Airports	—	2,737,740	—	2,737,740
Bond Banks	—	505,885	—	505,885
Development	—	38,811,975	—	38,811,975
Education	—	38,071,561	—	38,071,561
Facilities	—	2,833,337	—	2,833,337
General	—	45,884,120	—	45,884,120
General Obligations	—	21,449,802	—	21,449,802
Higher Education	—	17,408,742	—	17,408,742
Housing	—	25,093,699	—	25,093,699
Medical	—	30,592,840	—	30,592,840
Mello-Roos	—	660,240	—	660,240
Multifamily Housing	—	46,185,933	—	46,185,933
Nursing Home	—	71,050,804	—	71,050,804
Power	—	3,784,026	—	3,784,026
School District	—	32,548,298	—	32,548,298
Single Family Housing	—	98,316,100	—	98,316,100
Student Loan	—	1,089,284	—	1,089,284
Tobacco Settlement	—	1,387,774	—	1,387,774
Transportation	—	7,120,420	—	7,120,420
Utilities	—	394,910	—	394,910
Water	—	5,585,406	—	5,585,406
Short Term Investments	7,451,306	—	—	7,451,306
Total Assets	$31,625,187	$491,512,896	$—	$523,138,083

39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures contracts	$1,444,990	$—	$—	$1,444,990

40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2018 (unaudited)

Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
2,965	AGL ENERGY LTD.	$31,502	41,793
23,329	ALUMINA LTD.	18,929	46,712
20,428	AMP LTD.	45,692	47,105
37,762	APA GROUP	210,499	272,417
2,554	ASX LTD.	51,631	117,526
39,920	AUSNET SERVICES	47,786	46,891
77,846	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,138,257	1,585,716
68,613	BANK OF QUEENSLAND LTD.	536,423	546,558
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	546,812
179,910	BGP HOLDINGS PLC(b)(c)	—	—
11,117	BHP BILLITON LTD.	128,168	278,284
10,199	BORAL LTD.	28,970	50,943
19,967	BRAMBLES LTD.	84,144	157,321
971	COCHLEAR LTD.	35,893	140,827
15,220	COMMONWEALTH BANK OF AUSTRALIA	444,969	785,637
44,366	CSL LTD.	2,911,798	6,449,591
14,184	DEXUS	62,970	108,271
1,298	DOMINO’S PIZZA ENTERPRISES LTD.	48,060	49,915
1,228	FLIGHT CENTRE TRAVEL GROUP LTD.	48,212	47,188
97,180	FORTESCUE METALS GROUP LTD.	212,026	275,367
18,737	GOODMAN GROUP	48,414	140,316
12,754	GPT GROUP (THE)	47,798	48,032
18,683	INCITEC PIVOT LTD.	30,152	53,750
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	253,055
10,015	LENDLEASE GROUP	61,130	142,325
7,617	MACQUARIE GROUP LTD.	165,840	693,970
28,767	MIRVAC GROUP	47,560	50,114
19,199	NATIONAL AUSTRALIA BANK LTD.	247,937	385,947
6,653	NEWCREST MINING LTD.	50,401	93,345
24,361	OIL SEARCH LTD.	133,952	159,012
17,965	ORIGIN ENERGY LTD.(b)	77,152	107,264
16,330	ORORA LTD.	16,762	39,190
416	PERPETUAL LTD.	7,027	12,801
2,468	RAMSAY HEALTH CARE LTD.	49,765	97,995
30,915	SANTOS LTD.	91,731	162,239
51,054	SCENTRE GROUP	98,594	146,510
5,884	SEEK LTD.	49,598	88,297
9,824	SONIC HEALTHCARE LTD.	79,849	176,893
101,955	SOUTH32 LTD.	70,421	288,897
11,647	STAR ENTERTAINMENT GROUP (THE) LTD.	31,304	43,695
22,563	STOCKLAND	68,873	67,685
9,837	SYDNEY AIRPORT	33,263	48,993
23,144	TABCORP HOLDINGS LTD.	58,046	81,473
13,099	TRANSURBAN GROUP	36,728	106,238
12,264	TREASURY WINE ESTATES LTD.	49,093	155,049
33,315	VICINITY CENTRES	46,791	63,094
11,314	WESFARMERS LTD.	401,259	407,690
60,491	WESTPAC BANKING CORP.	871,309	1,221,265
13,446	WOODSIDE PETROLEUM LTD.	310,775	374,976
16,846	WOOLWORTHS GROUP LTD.	309,168	341,934
		10,265,734	17,646,918	2.90%
Austria:
1,685	BUWOG A.G.(b)	30,804	59,395
4,493	ERSTE GROUP BANK A.G.(b)	101,578	186,650
93	IMMOFINANZ A.G.(b)	—	2,423
313	STRABAG S.E. (BEARER)	5,505	12,356
		137,887	260,824	0.04%
Belgium:
7,120	AGEAS	106,908	382,830
13,822	ANHEUSER-BUSCH INBEV S.A./N.V.	502,521	1,207,133
16,493	BARCO N.V.	1,404,118	2,209,817
24,293	GROUPE BRUXELLES LAMBERT S.A.	2,132,635	2,546,947
4,347	KBC GROUP N.V.	101,356	323,518
68,086	ONTEX GROUP N.V.	2,135,625	1,450,590
2,190	PROXIMUS SADP	49,577	52,329
1,825	TELENET GROUP HOLDING N.V.(b)	91,482	100,479

42	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont’d):
1,091	UCB S.A.	$30,547	98,043
		6,554,769	8,371,686	1.38%
Brazil:
891,700	CAMIL ALIMENTOS S.A.(b)	2,235,422	1,549,996
443,400	GRENDENE S.A.	1,138,996	738,899
84,200	M DIAS BRANCO S.A.(b)	957,716	821,245
89,600	RAIA DROGASIL S.A.(b)	1,873,837	1,606,945
		6,205,971	4,717,085	0.77%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	69,238
170,600	ALAMOS GOLD, INC., CLASS A	1,178,151	786,466
4,817	ALIMENTATION COUCHE-TARD, INC., CLASS B	138,408	240,953
5,283	ARC RESOURCES LTD.	52,296	58,898
2,039	ATCO LTD., CLASS I	61,318	59,592
6,034	AURORA CANNABIS, INC.(b)	60,365	57,974
85,700	BADGER DAYLIGHTING LTD.	1,507,570	1,963,938
2,091	BANK OF MONTREAL	112,718	172,473
9,963	BANK OF NOVA SCOTIA (THE)	462,784	593,854
22,326	BARRICK GOLD CORP.	176,666	247,001
49,653	BOMBARDIER, INC., CLASS B(b)	48,169	176,831
17,842	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,184	794,129
11,740	CAE, INC.	85,345	238,318
297,300	CANACCORD GENUITY GROUP, INC.	1,121,506	1,588,178
15,100	CANADA GOOSE HOLDINGS, INC.(b)	252,671	972,647
6,639	CANADIAN IMPERIAL BANK OF COMMERCE	268,953	622,087
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,435,145
24,770	CANADIAN NATURAL RESOURCES LTD.	548,377	809,270
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	762,797
22,375	CANADIAN PACIFIC RAILWAY LTD.	2,880,918	4,742,157
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	87,173
5,955	CANADIAN UTILITIES LTD., CLASS A	143,128	146,426
72,306	CANADIAN WESTERN BANK	1,520,098	1,908,903
1,570	CCL INDUSTRIES, INC., CLASS B	45,979	70,766
6,978	CGI GROUP, INC., CLASS A(b)	55,128	449,911
167	CONSTELLATION SOFTWARE, INC.	49,226	122,811
59,097	DOLLARAMA, INC.	2,267,178	1,861,694
7,455	ECN CAPITAL CORP.	17,223	21,759
18,014	ENBRIDGE, INC.	608,008	581,290
33,604	ENCANA CORP.	212,882	440,457
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	114,634
3,094	FIRST CAPITAL REALTY, INC.	47,626	46,710
5,843	FIRST QUANTUM MINERALS LTD.	37,831	66,543
6,289	FORTIS, INC.	195,157	203,912
2,389	FRANCO-NEVADA CORP.	109,265	149,445
6,104	GILDAN ACTIVEWEAR, INC.	33,435	185,722
7,233	GOLDCORP, INC.	71,545	73,694
391,600	GRAN TIERRA ENERGY, INC.(b)	978,737	1,491,636
3,145	HYDRO ONE LTD.(d)	47,481	47,821
75,599	IMPERIAL OIL LTD.	2,694,988	2,446,513
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	7,203
33,281	KINROSS GOLD CORP.(b)	62,810	90,697
2,077	LOBLAW COS. LTD.	71,240	106,708
9,476	MAGNA INTERNATIONAL, INC.	61,549	497,772
31,473	MANULIFE FINANCIAL CORP.	380,571	562,623
1,775	METHANEX CORP.	26,977	140,115
3,000	METRO, INC.	54,328	93,322
111,100	MULLEN GROUP LTD.	1,569,568	1,320,315
52,814	NORTH WEST (THE) CO., INC.	1,147,932	1,149,793
13,432	NUTRIEN LTD.	376,707	775,565
2,600	ONEX CORP.	105,376	177,802
6,564	OPEN TEXT CORP.	72,477	249,774
23,139	PEMBINA PIPELINE CORP.	537,455	786,258
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	217,956
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	97,467
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	481,079
27,066	ROYAL BANK OF CANADA	909,444	2,169,639
33,900	RUSSEL METALS, INC.	637,018	703,379

43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
4,800	SAPUTO, INC.	$103,951	142,776
4,800	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	46,370	57,229
6,379	SHAW COMMUNICATIONS, INC., CLASS B	97,657	124,306
62,400	SHAWCOR LTD.	1,504,741	1,192,781
25,525	SHOPIFY, INC., CLASS A(b)	3,078,294	4,197,842
2,748	SMARTCENTRES REAL ESTATE INVESTMENT TRUST	63,888	64,910
1,315	SNC-LAVALIN GROUP, INC.	54,603	53,622
11,810	SUN LIFE FINANCIAL, INC.	235,812	469,511
32,366	SUNCOR ENERGY, INC.	755,817	1,252,392
19,201	TECK RESOURCES LTD., CLASS B	97,101	462,762
4,548	TELUS CORP.	59,716	167,639
8,041	THOMSON REUTERS CORP.	206,631	366,923
30,016	TORONTO-DOMINION BANK (THE)	557,894	1,823,989
5,319	TRANSCANADA CORP.	177,629	215,206
104	TRISURA GROUP LTD.(b)	490	2,217
4,726	WHEATON PRECIOUS METALS CORP.	58,903	82,691
25,967	YAMANA GOLD, INC.	47,753	64,734
		32,393,745	47,278,763	7.77%
China:
14,686	BAIDU, INC. ADR(b)(e)	1,939,910	3,358,395
1,632,000	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	941,242	1,071,551
3,077,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	1,576,045	1,230,273
1,821,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.	947,230	1,160,754
81,300	HOLLYSYS AUTOMATION TECHNOLOGIES LTD.	1,724,345	1,737,381
132,000	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(d)	763,143	901,263
68,255	TENCENT HOLDINGS LTD.	458,192	2,817,965
3,198,500	XTEP INTERNATIONAL HOLDINGS LTD.	1,375,201	1,850,863
		9,725,308	14,128,445	2.32%
Denmark:
74	AP MOLLER - MAERSK A/S, CLASS A	73,820	97,067
87	AP MOLLER - MAERSK A/S, CLASS B	85,723	122,178
10,812	CARLSBERG A/S, CLASS B	796,006	1,296,854
34,850	CHR HANSEN HOLDING A/S	1,591,296	3,537,686
1,500	COLOPLAST A/S, CLASS B	27,666	153,389
13,100	DANSKE BANK A/S	138,182	344,077
1,592	DSV A/S	48,904	144,752
200	FLSMIDTH & CO. A/S	6,013	12,446
808	GENMAB A/S(b)	101,229	127,058
30,468	ISS A/S	877,131	1,072,065
38,231	NILFISK HOLDING A/S(b)	2,057,379	1,949,377
22,329	NOVO NORDISK A/S, CLASS B	284,997	1,051,284
2,500	NOVOZYMES A/S, CLASS B	39,158	137,243
741	ORSTED A/S(d)	47,760	50,335
2,600	PANDORA A/S	18,150	162,366
3,250	TOPDANMARK A/S	33,362	148,461
3,244	VESTAS WIND SYSTEMS A/S	150,564	219,401
3,896	WILLIAM DEMANT HOLDING A/S(b)	70,444	146,428
		6,447,784	10,772,467	1.77%
Finland:
89,676	AMER SPORTS OYJ(b)	1,671,251	3,664,965
2,770	ELISA OYJ	86,573	117,484
65,843	HUHTAMAKI OYJ	1,968,293	2,110,702
1,396	KESKO OYJ, CLASS B	30,705	75,838
4,902	KONE OYJ, CLASS B	86,493	261,921
7,075	NESTE OYJ	67,704	584,867
61,900	NOKIA OYJ	203,584	343,318
2,240	NOKIAN RENKAAT OYJ	31,307	91,781
1,960	ORION OYJ, CLASS B	49,561	74,232
103,442	OUTOTEC OYJ(b)	822,621	676,411
3,014	SAMPO OYJ, CLASS A	114,453	156,074
15,829	STORA ENSO OYJ (REGISTERED)	75,698	302,782
11,934	UPM-KYMMENE OYJ	99,928	468,332
1,849	VALMET OYJ	14,443	41,240

44	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont’d):
7,056	WARTSILA OYJ ABP	$56,960	137,550
		5,379,574	9,107,497	1.50%
France:
1,275	ACCOR S.A.	29,826	65,461
3,443	AEROPORTS DE PARIS	334,974	775,114
10,877	AIRBUS S.E.	357,319	1,366,177
1,093	ARKEMA S.A.	77,841	135,405
435	ATOS S.E.	30,494	51,768
30,343	AXA S.A.	403,058	815,569
16,523	BNP PARIBAS S.A.	678,366	1,011,190
16,698	BOLLORE S.A.	52,911	72,120
2,871	BOUYGUES S.A.	90,917	124,102
3,068	CAPGEMINI S.E.	111,959	386,132
1,132	CASINO GUICHARD PERRACHON S.A.	48,506	47,604
8,207	CIE DE SAINT-GOBAIN	279,263	353,945
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	180,725	406,880
1,133	COVIVIO	96,781	118,063
26,672	CREDIT AGRICOLE S.A.	211,038	383,564
9,359	DANONE S.A.	473,663	724,780
1,781	EDENRED	26,435	67,887
421	EIFFAGE S.A.	47,942	47,003
67,951	ENGIE S.A.	864,155	999,199
18,758	ESSILOR INTERNATIONAL CIE GENERALE D’OPTIQUE S.A.	2,348,534	2,775,731
2,806	EURAZEO S.E.	77,893	221,049
564	GECINA S.A.	51,331	94,165
9,468	GETLINK	72,457	120,921
304	ILIAD S.A.	29,549	39,708
1,026	KERING S.A.	174,510	549,994
2,335	KLEPIERRE S.A.	57,367	82,768
2,119	LAGARDERE S.C.A.	50,227	65,222
4,882	LEGRAND S.A.	111,114	355,853
6,266	L’OREAL S.A.	661,338	1,511,047
16,263	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,362,159	5,751,505
11,600	MAISONS DU MONDE S.A.(d)	338,662	338,590
20,736	NATIXIS S.A.	68,871	140,697
39,439	ORANGE S.A.	438,130	628,935
22,906	PERNOD RICARD S.A.	3,545,628	3,757,875
12,969	PEUGEOT S.A.	78,174	349,789
4,895	RENAULT S.A.	134,511	423,409
2,684	SAFRAN S.A.	123,278	376,132
23,341	SANOFI	1,427,291	2,074,781
278	SCHNEIDER ELECTRIC S.E.	8,838	22,371
7,138	SCHNEIDER ELECTRIC S.E.	267,356	574,329
1,813	SCOR S.E.	36,441	84,199
5,438	SES S.A.	87,032	119,331
14,520	SOCIETE GENERALE S.A.	503,103	623,257
25,144	SODEXO S.A.	2,299,110	2,666,529
9,578	TELEVISION FRANCAISE 1	79,414	101,086
1,413	THALES S.A.	81,763	200,723
25,714	TOTAL S.A.	1,258,342	1,667,117
2,116	UNIBAIL-RODAMCO-WESTFIELD	299,241	425,564
1,878	VALEO S.A.	76,759	81,549
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	272,852
7,810	VINCI S.A.	316,569	743,741
88,523	VIVENDI S.A.	1,711,533	2,278,625
1,345	WENDEL S.A.	91,561	200,199
		23,809,704	37,671,606	6.19%
Germany:
19,619	ADIDAS A.G.	3,128,109	4,804,015
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,845,122
15,026	BASF S.E.	542,099	1,335,487
14,908	BAYER A.G. (REGISTERED)	793,310	1,324,307
4,753	BAYERISCHE MOTOREN WERKE A.G.	388,601	428,840
2,206	BEIERSDORF A.G.	146,950	248,905
1,188	BRENNTAG A.G.	43,546	73,325
29,496	COMMERZBANK A.G.(b)	190,394	307,361
916	CONTINENTAL A.G.	47,943	159,475

45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
17,639	DAIMLER A.G. (REGISTERED)	$589,913	1,113,075
15,861	DEUTSCHE BANK A.G. (REGISTERED)	170,640	180,987
4,525	DEUTSCHE BOERSE A.G.	273,152	606,283
2,487	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	29,539	61,100
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	635,672
72,227	DEUTSCHE TELEKOM A.G. (REGISTERED)	948,582	1,164,385
3,463	DEUTSCHE WOHNEN S.E.	80,362	166,136
14,380	E.ON S.E.	115,907	146,590
594	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	21,418	61,090
6,867	FRESENIUS S.E. & CO. KGAA	150,261	504,208
30,101	GERRESHEIMER A.G.	2,083,037	2,542,523
73,528	GRAND CITY PROPERTIES S.A.	1,167,640	1,905,452
2,246	HANNOVER RUECK S.E.	94,321	317,359
3,952	HEIDELBERGCEMENT A.G.	143,515	308,896
671	HENKEL A.G. & CO. KGAA	49,267	71,245
2,600	HOCHTIEF A.G.	108,936	431,075
1,280	HUGO BOSS A.G.	70,065	98,561
21,437	INFINEON TECHNOLOGIES A.G.	117,250	487,086
55,499	JENOPTIK A.G.	1,092,855	2,045,234
2,661	K+S A.G. (REGISTERED)	50,126	55,859
1,373	LINDE A.G.	199,368	283,833
827	LINDE A.G.	190,783	195,590
542	MAN S.E.	59,053	58,933
2,050	MERCK KGAA	86,079	211,834
2,911	METRO A.G.	47,224	45,628
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	684,565
1,517	OSRAM LICHT A.G.	42,957	60,343
1,489	PROSIEBENSAT.1 MEDIA S.E.	25,180	38,673
85	PUMA S.E.	44,213	41,943
3,593	RATIONAL A.G.	1,260,610	2,603,111
4,428	RWE A.G.	97,314	109,249
17,103	SAP S.E.	683,559	2,104,889
13,106	SIEMENS A.G. (REGISTERED)	795,701	1,679,013
19,905	STABILUS S.A.	1,150,403	1,643,171
18,468	TELEFONICA DEUTSCHLAND HOLDING A.G.	71,143	78,071
2,356	THYSSENKRUPP A.G.	44,466	59,468
7,071	TUI A.G. - CDI	57,698	135,913
9,713	TUI A.G. - CDI	124,901	186,481
4,249	UNIPER S.E.	47,803	130,782
404	VOLKSWAGEN A.G.	40,235	70,407
2,682	VONOVIA S.E.	98,410	131,034
280	WIRECARD A.G.	45,195	60,695
1,702	ZALANDO S.E.(b)(d)	61,430	66,219
12,994	ZOOPLUS A.G.(b)	2,663,103	2,258,477
		21,895,008	36,367,975	5.98%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	82,789
		54,075	82,789	0.01%
Hong Kong:
663,400	AIA GROUP LTD.	3,715,944	5,923,555
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	862,481
56,044	CK ASSET HOLDINGS LTD.	165,366	420,597
52,044	CK HUTCHISON HOLDINGS LTD.	307,834	599,663
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	79,199
34,500	CLP HOLDINGS LTD.	236,618	403,907
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	114,162
15,300	HANG SENG BANK LTD.	175,457	415,513
23,029	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	115,758
103,059	HONG KONG & CHINA GAS CO. LTD.	169,115	204,582
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	337,644
40,500	LINK REIT	84,196	398,618
30,500	MTR CORP. LTD.	88,703	160,519
43,500	NWS HOLDINGS LTD.	52,824	86,018
2,922,000	PAX GLOBAL TECHNOLOGY LTD.	1,471,085	1,485,570
190,000	PCCW LTD.	77,805	110,675
24,000	POWER ASSETS HOLDINGS LTD.	139,091	167,085

46	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
27,400	SINO LAND CO. LTD.	$29,978	46,971
444,100	STELLA INTERNATIONAL HOLDINGS LTD.	947,117	396,541
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	116,500
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	208,122
470,400	TECHTRONIC INDUSTRIES CO. LTD.	1,773,828	3,004,464
1,560,000	VALUE PARTNERS GROUP LTD.	1,265,139	1,241,488
157,700	VTECH HOLDINGS LTD.	2,078,758	1,821,084
83,500	WH GROUP LTD.(d)	45,547	58,772
6,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	34,958	38,705
19,000	WHEELOCK & CO. LTD.	30,489	113,951
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	41,675
		13,894,954	18,973,819	3.12%
India:
278,876	BHARTI INFRATEL LTD.	1,379,430	1,011,594
251,759	DCB BANK LTD.	576,192	514,007
178,546	DEWAN HOUSING FINANCE CORP. LTD.	628,839	677,214
137,308	HCL TECHNOLOGIES LTD.	1,657,065	2,060,472
37,505	HDFC BANK LTD. ADR(e)	2,351,472	3,529,220
33,500	WELSPUN INDIA LTD.	30,214	27,058
		6,623,212	7,819,565	1.28%
Ireland:
28,017	ACCENTURE PLC, CLASS A	3,275,949	4,768,493
1,332	AERCAP HOLDINGS N.V.(b)	50,212	76,617
8,740	BANK OF IRELAND GROUP PLC	68,337	66,923
16,075	CRH PLC	247,660	525,948
495	DCC PLC	48,773	44,937
22,591	ICON PLC(b)	1,643,462	3,473,366
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	176,857
3,255	KERRY GROUP PLC, CLASS A	214,084	359,971
29,502	MEDTRONIC PLC	2,242,012	2,902,112
19,070	RYANAIR HOLDINGS PLC ADR(b)(e)	2,070,132	1,831,483
1,642	SMURFIT KAPPA GROUP PLC	65,704	64,933
		10,031,549	14,291,640	2.35%
Israel:
21,007	BANK HAPOALIM B.M.	79,922	153,853
42,000	BEZEQ THE ISRAELI TELECOMMUNICATION CORP. LTD.	46,017	48,300
2,094	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	161,340	246,401
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	103,356
2,937	NICE LTD.(b)	148,741	332,264
5,687	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(e)	77,709	122,498
		564,864	1,006,672	0.16%
Italy:
25,746	ASSICURAZIONI GENERALI S.P.A.	314,340	444,799
16,128	ATLANTIA S.P.A.	316,847	334,623
54,434	AZIMUT HOLDING S.P.A.	788,630	821,608
25,272	BANCA MEDIOLANUM S.P.A.	87,322	171,944
81,915	ENEL S.P.A.	280,368	419,614
1,022	FERRARI N.V.	9,333	139,922
1,211	FERRARI N.V.	46,128	166,755
83,252	INTERPUMP GROUP S.P.A.	1,681,766	2,725,805
190,462	INTESA SANPAOLO S.P.A.	334,054	486,720
10,070	LEONARDO S.P.A.	50,331	121,361
38,641	LUXOTTICA GROUP S.P.A.	2,031,140	2,625,449
10,830	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	70,955	108,188
1,669	PRYSMIAN S.P.A.	29,837	38,872
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(b)	460	804
76,191	SNAM S.P.A.	276,534	317,489
237,134	TECHNOGYM S.P.A.(d)	1,529,345	2,910,179
5,059	TENARIS S.A.	50,651	84,758
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	185,111
18,447	TOD’S S.P.A.	1,228,297	1,258,301
20,456	UNICREDIT S.P.A.	294,182	307,901

47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	$153,826	224,451
		9,704,714	13,894,654	2.28%
Japan:
1,400	ABC-MART, INC.	51,583	77,874
4,700	AEON CO. LTD.	52,433	113,239
4,800	AEON FINANCIAL SERVICE CO. LTD.	49,903	99,405
3,600	AEON MALL CO. LTD.	50,736	61,848
2,300	AISIN SEIKI CO. LTD.	37,584	111,943
15,000	AJINOMOTO CO., INC.	116,767	257,503
2,500	ALFRESA HOLDINGS CORP.	24,420	66,890
2,000	AMADA HOLDINGS CO. LTD.	10,582	21,352
1,400	ANA HOLDINGS, INC.	35,110	48,917
55,900	ANICOM HOLDINGS, INC.	1,216,626	1,849,886
1,800	AOZORA BANK LTD.	51,121	64,320
60,300	ASAHI CO. LTD.	845,174	796,605
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	242,739
31,000	ASAHI KASEI CORP.	147,138	470,102
134,100	ASICS CORP.	2,185,913	1,999,343
37,000	ASTELLAS PHARMA, INC.	236,149	645,432
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	58,286
6,600	BANK OF KYOTO (THE) LTD.	216,700	344,464
13,800	BRIDGESTONE CORP.	205,726	521,417
5,200	BROTHER INDUSTRIES LTD.	38,445	102,700
156,800	BUNKA SHUTTER CO. LTD.	1,279,360	1,179,933
15,500	CANON, INC.	438,724	492,475
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	562,243
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	289,122
7,900	CITIZEN WATCH CO. LTD.	31,581	52,078
2,500	DAI NIPPON PRINTING CO. LTD.	46,806	58,132
126,800	DAIBIRU CORP.	1,258,794	1,336,969
16,500	DAI-ICHI LIFE HOLDINGS, INC.	198,959	343,520
9,700	DAIICHI SANKYO CO. LTD.	150,922	420,459
4,500	DAIKIN INDUSTRIES LTD.	124,473	599,036
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	154,357
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	403,140
25,000	DAIWA SECURITIES GROUP, INC.	96,011	152,086
8,200	DENSO CORP.	185,234	432,950
2,800	DENTSU, INC.	46,871	129,871
75,700	DESCENTE LTD.	657,885	1,587,688
52,400	DOWA HOLDINGS CO. LTD.	1,799,579	1,664,883
7,000	EAST JAPAN RAILWAY CO.	392,789	650,282
3,400	EISAI CO. LTD.	112,861	330,963
7,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	169,053	207,600
1,800	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	187,414
16,600	FANUC CORP.	3,582,820	3,129,484
1,400	FAST RETAILING CO. LTD.	214,903	713,677
4,200	FUJI ELECTRIC CO. LTD.	51,969	168,192
75,700	FUJI OIL HOLDINGS, INC.	1,597,962	2,385,196
8,800	FUJIFILM HOLDINGS CORP.	165,274	396,163
1,800	FUJITSU LTD.	64,886	128,259
14,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	385,055
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	106,460
40,800	HACHIJUNI BANK (THE) LTD.	176,428	187,087
3,000	HAMAMATSU PHOTONICS K.K.	52,686	119,477
2,400	HANKYU HANSHIN HOLDINGS, INC.	57,098	85,126
341	HIROSE ELECTRIC CO. LTD.	28,677	37,275
19,000	HITACHI LTD.	295,895	645,485
6,200	HITACHI METALS LTD.	47,471	76,777
9,600	HONDA MOTOR CO. LTD.	228,508	290,569
5,300	HOYA CORP.	112,594	314,865
70,100	IDEC CORP.	1,617,059	1,536,252
254,800	IDOM, INC.	1,560,383	863,387
18,200	ITOCHU CORP.	192,005	333,181
4,000	J FRONT RETAILING CO. LTD.	31,099	62,067
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	121,986
10	JAPAN REAL ESTATE INVESTMENT CORP.	49,036	52,456
27	JAPAN RETAIL FUND INVESTMENT CORP.	47,846	48,976

48	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
5,000	JTEKT CORP.	$36,670	73,183
84,700	JXTG HOLDINGS, INC.	326,972	639,835
6,500	KAJIMA CORP.	44,950	94,451
2,100	KANSAI PAINT CO. LTD.	12,205	38,703
10,000	KAO CORP.	208,279	807,428
3,500	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	98,728
29,862	KDDI CORP.	239,416	825,003
1,200	KEIO CORP.	36,571	65,693
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	88,013
9,862	KEYENCE CORP.	2,478,974	5,726,939
6,000	KIKKOMAN CORP.	52,867	356,979
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	48,266
10,000	KIRIN HOLDINGS CO. LTD.	103,112	256,205
21,300	KOBAYASHI PHARMACEUTICAL CO. LTD.	569,364	1,567,224
3,800	KOMATSU LTD.	95,067	115,585
2,300	KONAMI HOLDINGS CORP.	50,313	90,081
21,000	KUBOTA CORP.	129,773	356,900
4,100	KYOCERA CORP.	137,688	246,101
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	93,689
8,000	KYUSHU ELECTRIC POWER CO., INC.	70,471	96,532
1,400	LAWSON, INC.	63,601	85,267
1,900	LIXIL GROUP CORP.	21,742	36,589
4,800	M3, INC.	51,468	108,910
3,200	MAKITA CORP.	82,169	160,253
32,000	MARUBENI CORP.	162,807	292,906
6,500	MARUI GROUP CO. LTD.	32,287	160,412
11,400	MAZDA MOTOR CORP.	95,886	136,856
2,400	MEIJI HOLDINGS CO. LTD.	38,749	161,169
47,400	MEITEC CORP.	1,531,108	2,281,975
8,700	MINEBEA MITSUMI, INC.	84,406	157,736
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	352,227
18,300	MITSUBISHI CORP.	250,540	563,882
40,000	MITSUBISHI ELECTRIC CORP.	322,861	547,967
19,000	MITSUBISHI ESTATE CO. LTD.	228,538	323,077
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	180,967
5,700	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	220,084
13,300	MITSUBISHI MOTORS CORP.	60,808	93,880
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	63,545
195,000	MITSUBISHI UFJ FINANCIAL GROUP, INC.	915,016	1,216,991
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	158,977
14,000	MITSUI & CO. LTD.	128,045	248,961
7,400	MITSUI CHEMICALS, INC.	87,469	185,033
300	MITSUI MINING & SMELTING CO. LTD.	5,391	8,687
370,200	MIZUHO FINANCIAL GROUP, INC.	565,773	645,781
63,800	MORITA HOLDINGS CORP.	1,126,115	1,444,232
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	276,486
3,600	MURATA MANUFACTURING CO. LTD.	162,615	553,371
75,900	N FIELD CO. LTD.	1,350,940	1,300,628
5,000	NGK INSULATORS LTD.	63,091	82,468
4,100	NGK SPARK PLUG CO. LTD.	48,644	119,442
3,000	NH FOODS LTD.	72,315	110,764
3,900	NIDEC CORP.	129,234	561,041
82,400	NIHON PARKERIZING CO. LTD.	1,121,238	1,113,945
2,600	NINTENDO CO. LTD.	285,625	948,741
22	NIPPON BUILDING FUND, INC.	90,970	127,214
1,700	NIPPON EXPRESS CO. LTD.	60,747	111,618
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	686,555
5,000	NISSAN CHEMICAL CORP.	50,851	264,038
4,800	NISSAN MOTOR CO. LTD.	35,069	44,929
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	80,429
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	82,485
2,700	NITORI HOLDINGS CO. LTD.	87,310	387,225
4,000	NITTO DENKO CORP.	125,248	299,806
86,200	NOMURA HOLDINGS, INC.	313,777	411,730
8,400	NOMURA REAL ESTATE HOLDINGS, INC.	130,390	169,597
3,267	NOMURA RESEARCH INSTITUTE LTD.	43,930	165,046
7,000	NSK LTD.	50,459	80,215

49	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
7,000	NTT DATA CORP.	$36,520	96,911
27,600	NTT DOCOMO, INC.	449,493	742,105
18,900	NTT URBAN DEVELOPMENT CORP.	159,857	216,580
12,000	OBAYASHI CORP.	48,665	113,642
5,100	OLYMPUS CORP.	71,174	199,071
1,100	OMRON CORP.	31,828	46,471
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	141,480
4,800	ORIENTAL LAND CO. LTD.	113,097	501,883
12,200	ORIX CORP.	138,498	197,786
2,400	OSAKA GAS CO. LTD.	36,678	46,809
6,100	OTSUKA HOLDINGS CO. LTD.	176,203	307,470
36,000	PANASONIC CORP.	242,139	419,345
2,600	PARK24 CO. LTD.	51,627	78,604
8,400	RAKUTEN, INC.	40,327	64,379
4,400	RECRUIT HOLDINGS CO. LTD.	89,862	146,847
19,300	RESONA HOLDINGS, INC.	74,265	108,424
1,200	RINNAI CORP.	52,047	91,463
4,200	ROHM CO. LTD.	166,807	306,073
200	RYOHIN KEIKAKU CO. LTD.	45,535	59,497
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	206,064
13,720	SBI HOLDINGS, INC.	111,165	426,259
3,400	SECOM CO. LTD.	133,812	277,159
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	107,617
8,400	SEIBU HOLDINGS, INC.	139,989	151,040
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	239,817
6,000	SEKISUI HOUSE LTD.	44,394	91,489
13,300	SEVEN & I HOLDINGS CO. LTD.	300,882	592,308
4,000	SHIMADZU CORP.	25,419	125,330
1,000	SHIMAMURA CO. LTD.	61,206	94,878
1,500	SHIMANO, INC.	58,204	241,727
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	814,980
4,000	SHIONOGI & CO. LTD.	67,679	261,362
5,900	SHISEIDO CO. LTD.	88,706	456,910
900	SMC CORP.	106,941	288,013
18,400	SOFTBANK GROUP CORP.	412,233	1,857,490
9,000	SOMPO HOLDINGS, INC.	202,248	383,304
18,800	SONY CORP.	260,756	1,152,621
18,800	SQUARE ENIX HOLDINGS CO. LTD.	674,141	777,680
2,700	STANLEY ELECTRIC CO. LTD.	30,745	92,321
5,700	SUBARU CORP.	26,572	174,582
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	146,321
7,800	SUMITOMO CORP.	67,035	130,057
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	91,850
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	138,018
2,400	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	85,654
7,500	SUMITOMO MITSUI FINANCIAL GROUP, INC.	267,720	302,720
1,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	33,400	54,777
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	143,637
45,100	SUMITOMO RUBBER INDUSTRIES LTD.	519,702	676,778
9,300	SUZUKI MOTOR CORP.	199,522	532,691
31,485	SYSMEX CORP.	959,357	2,710,115
5,400	T&D HOLDINGS, INC.	50,713	89,113
25,000	TADANO LTD.	288,414	290,662
1,400	TAIHEIYO CEMENT CORP.	29,931	43,927
3,400	TAISEI CORP.	55,809	155,008
2,500	TAKASHIMAYA CO. LTD.	31,428	42,224
5,600	TAKEDA PHARMACEUTICAL CO. LTD.	196,205	239,585
1,100	TDK CORP.	52,815	119,952
28,600	TECHNOPRO HOLDINGS, INC.	1,083,911	1,774,600
5,800	TEIJIN LTD.	67,529	111,232
5,800	TERUMO CORP.	117,165	343,549
2,000	THK CO. LTD.	29,290	50,907
1,500	TOHO CO. LTD.	25,533	47,065
3,400	TOHO GAS CO. LTD.	81,221	129,123
10,600	TOHOKU ELECTRIC POWER CO., INC.	96,604	143,858
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	714,423
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	104,659	138,002

50	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,300	TOKYO ELECTRON LTD.	$135,391	453,380
6,000	TOKYO GAS CO. LTD.	103,615	147,465
9,800	TOKYO TATEMONO CO. LTD.	110,919	119,546
12,500	TOKYU CORP.	103,448	228,613
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	139,412
17,000	TORAY INDUSTRIES, INC.	70,413	127,702
6,800	TOSHIBA CORP.(b)	187,287	196,603
3,000	TOTO LTD.	30,029	124,494
3,000	TOYO SUISAN KAISHA LTD.	74,690	116,309
4,000	TOYOTA INDUSTRIES CORP.	101,266	236,578
46,662	TOYOTA MOTOR CORP.	1,594,403	2,913,808
1,800	TOYOTA TSUSHO CORP.	14,973	67,963
900	TREND MICRO, INC.	26,540	57,904
84,300	TSUMURA & CO.	2,457,268	2,908,432
7,800	UNICHARM CORP.	68,794	257,986
47	UNITED URBAN INVESTMENT CORP.	64,693	73,755
37,300	USHIO, INC.	421,053	511,472
4,900	USS CO. LTD.	56,003	90,953
4,100	WEST JAPAN RAILWAY CO.	134,756	285,831
443,200	YAHOO JAPAN CORP.	1,937,289	1,595,395
2,500	YAKULT HONSHA CO. LTD.	74,984	204,849
16,300	YAMADA DENKI CO. LTD.	56,674	82,490
8,300	YAMAHA MOTOR CO. LTD.	106,577	232,666
3,000	YAMATO HOLDINGS CO. LTD.	46,642	92,096
4,000	YAMAZAKI BAKING CO. LTD.	44,679	80,056
5,000	YASKAWA ELECTRIC CORP.	48,019	148,521
86,800	ZOJIRUSHI CORP.	1,226,884	1,227,668
		59,785,039	95,742,179	15.73%
Jersey:
3,034	RANDGOLD RESOURCES LTD.	207,977	215,521
		207,977	215,521	0.03%
Macau:
172,800	SANDS CHINA LTD.	551,191	782,510
		551,191	782,510	0.13%
Mexico:
1,044,234	WAL-MART DE MEXICO S.A.B. DE C.V.	2,605,240	3,182,252
		2,605,240	3,182,252	0.52%
Netherlands:
6,845	AALBERTS INDUSTRIES N.V.	126,167	291,510
774	ABN AMRO GROUP N.V. - CVA(d)	20,171	21,073
1,843	ABN AMRO GROUP N.V. - CVA(d)	46,894	50,264
39,919	ACCELL GROUP N.V.	739,842	775,865
35,981	AEGON N.V.	133,041	233,443
7,074	AKZO NOBEL N.V.	412,307	661,497
99,308	ARCADIS N.V.	1,918,938	1,661,495
27,560	ARCELORMITTAL	380,361	857,561
7,173	ASML HOLDING N.V.	106,863	1,340,009
18,814	BETER BED HOLDING N.V.	327,896	99,609
22,804	CORE LABORATORIES N.V.	2,488,096	2,641,387
3,610	EXOR N.V.	90,616	242,346
2,765	HEINEKEN HOLDING N.V.	148,540	250,404
3,662	HEINEKEN N.V.	128,663	343,373
346,168	ING GROEP N.V.	3,707,038	4,495,055
95,028	INTERTRUST N.V.(d)	1,790,818	1,759,800
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	404,865
3,281	KONINKLIJKE DSM N.V.	122,903	347,570
51,375	KONINKLIJKE KPN N.V.	108,346	135,522
20,095	KONINKLIJKE PHILIPS N.V.	343,642	915,404
1,264	NN GROUP N.V.	37,113	56,399
21,025	NXP SEMICONDUCTORS N.V.	1,905,285	1,797,637
612,306	POSTNL N.V.	2,219,368	2,189,627
8,117	QIAGEN N.V.(b)	119,395	307,230
3,238	RANDSTAD N.V.	99,928	172,861
62,011	ROYAL DUTCH SHELL PLC, CLASS A	1,539,003	2,130,955
81,662	ROYAL DUTCH SHELL PLC, CLASS B	1,800,118	2,862,125

51	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
6,193	WOLTERS KLUWER N.V.	$101,075	385,980
		21,165,808	27,430,866	4.51%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	80,058
169,758	SPARK NEW ZEALAND LTD.	404,493	455,723
		454,579	535,781	0.09%
Norway:
14,797	DNB ASA	107,533	311,348
11,584	EQUINOR ASA	201,736	326,651
5,275	MARINE HARVEST ASA	105,431	122,206
57,570	ORKLA ASA	389,706	486,378
1,589	SCHIBSTED ASA, CLASS B	47,016	55,057
14,536	TELENOR ASA	210,513	284,156
120,979	XXL ASA(d)	1,349,217	623,569
2,500	YARA INTERNATIONAL ASA	58,115	122,777
		2,469,267	2,332,142	0.38%
Philippines:
3,020,100	VISTA LAND & LIFESCAPES, INC.	310,201	340,411
		310,201	340,411	0.06%
Poland:
23,200	CCC S.A.	1,222,714	1,384,398
		1,222,714	1,384,398	0.23%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	75,889
8,119	GALP ENERGIA SGPS S.A.	108,273	161,100
7,295	JERONIMO MARTINS SGPS S.A.	80,824	107,440
		237,626	344,429	0.06%
Singapore:
124,600	CAPITALAND LTD.	247,485	307,159
36,000	CAPITALAND MALL TRUST	34,133	58,462
5,000	CITY DEVELOPMENTS LTD.	14,259	33,320
28,300	DBS GROUP HOLDINGS LTD.	159,243	540,102
21,000	KEPPEL CORP. LTD.	53,869	106,916
7,840	KEPPEL REIT	3,183	6,825
6,600	OVERSEA-CHINESE BANKING CORP. LTD.	38,460	55,231
21,400	SEMBCORP INDUSTRIES LTD.	47,384	48,371
12,000	SINGAPORE AIRLINES LTD.	70,334	85,498
13,000	SINGAPORE EXCHANGE LTD.	40,226	70,085
24,600	SINGAPORE PRESS HOLDINGS LTD.	41,284	51,646
49,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	119,584	127,603
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	265,448
4,600	UNITED OVERSEAS BANK LTD.	26,071	91,122
15,000	UOL GROUP LTD.	49,917	75,601
35,400	WILMAR INTERNATIONAL LTD.	68,955	83,382
		1,198,663	2,006,771	0.33%
South Africa:
73,408	OLD MUTUAL LTD.	87,200	155,174
		87,200	155,174	0.03%
South Korea:
173,742	BNK FINANCIAL GROUP, INC.	1,666,526	1,347,019
238,308	DGB FINANCIAL GROUP, INC.	2,459,771	2,180,596
6,241	HYUNDAI MOTOR CO.	879,730	728,609
3,152	KT&G CORP.	314,672	295,522
1,861	NAVER CORP.	1,203,275	1,201,241
126,473	SAMSUNG ELECTRONICS CO. LTD.	3,782,233	5,296,075
		10,306,207	11,049,062	1.81%
Spain:
1,260	ACCIONA S.A.	78,312	114,196
1,775	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	52,232	75,593
583	AENA S.M.E. S.A.(d)	50,199	101,195
33,544	AMADEUS IT GROUP S.A.	2,436,316	3,116,480
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	814,854
28,723	BANCO DE SABADELL S.A.	46,826	44,654
160,514	BANCO SANTANDER S.A.	708,650	807,985

52	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
367,457	BANKIA S.A.	$1,627,645	1,440,750
7,551	BANKINTER S.A.	51,111	69,541
96,203	CAIXABANK S.A.	236,376	439,861
44,552	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	1,909,208	1,854,417
10,362	ENAGAS S.A.	213,104	279,716
13,433	FERROVIAL S.A.	246,565	278,707
15,282	GRIFOLS S.A.	273,864	430,449
55,955	IBERDROLA S.A.	277,798	411,758
44,175	INDUSTRIA DE DISENO TEXTIL S.A.	1,173,055	1,339,166
21,686	MAPFRE S.A.	49,735	68,032
16,489	NATURGY ENERGY GROUP S.A.	264,629	450,088
26,579	RED ELECTRICA CORP. S.A.	390,097	556,706
49,397	REPSOL S.A.	616,157	984,454
		11,433,506	13,678,602	2.25%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	446,253
84,814	ATLAS COPCO AB, CLASS A	2,070,837	2,444,961
4,000	ATLAS COPCO AB, CLASS B	22,805	106,735
315,176	CLOETTA AB, CLASS B	1,231,417	974,530
49,173	DUNI AB	561,852	650,668
7,501	ELECTROLUX AB, CLASS B	95,788	165,425
9,604	EPIROC AB, CLASS A(b)	18,146	107,307
4,000	EPIROC AB, CLASS B(b)	7,248	41,182
8,600	ESSITY AB, CLASS B	62,137	216,176
88,478	GRANGES AB	998,575	1,055,277
10,170	HENNES & MAURITZ AB, CLASS B	153,747	187,943
61,805	HEXAGON AB, CLASS B	3,479,680	3,623,152
17,500	HUSQVARNA AB, CLASS B	64,201	149,059
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	183,780
10,953	INVESTOR AB, CLASS B	150,033	506,154
3,000	KINNEVIK AB, CLASS B	51,225	90,837
3,301	LUNDIN PETROLEUM AB	46,596	126,359
142	MODERN TIMES GROUP MTG AB, CLASS B	4,937	5,209
43,473	NORDEA BANK AB	252,937	473,794
13,973	SANDVIK AB	86,678	248,019
13,348	SECURITAS AB, CLASS B	106,689	232,419
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	393,458
2,800	SKANSKA AB, CLASS B	23,703	54,992
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	97,444
26,700	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	337,227
8,185	SWEDBANK AB, CLASS A	173,636	202,889
153,163	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	832,332	1,359,396
77,923	TETHYS OIL AB	583,809	857,228
119,870	THULE GROUP AB (THE)(d)	1,829,143	2,899,841
25,108	VOLVO AB, CLASS B	162,740	443,827
		13,563,666	18,681,541	3.07%
Switzerland:
203,469	ABB LTD. (REGISTERED)	4,016,763	4,807,873
3,728	ADECCO GROUP A.G. (REGISTERED)	131,290	195,783
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	73,828
6,726	BUCHER INDUSTRIES A.G. (REGISTERED)	1,903,406	2,160,215
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	245,364
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	246,077
28,492	CHUBB LTD.	2,663,551	3,807,671
28,032	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	1,894,245	2,285,062
26,209	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	305,324	393,909
3,956	FERGUSON PLC	70,457	335,930
990	GEBERIT A.G. (REGISTERED)	85,632	459,189
140	GIVAUDAN S.A. (REGISTERED)	76,496	344,223
121,887	GLENCORE PLC(b)	266,010	526,964
1,807	IDORSIA LTD.(b)	18,603	45,516
4,134	JULIUS BAER GROUP LTD.(b)	87,890	206,868
48,882	LAFARGEHOLCIM LTD. (REGISTERED)(b)	2,486,772	2,413,219
30,610	LOGITECH INTERNATIONAL S.A. (REGISTERED)	492,714	1,368,879
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	306,190

53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
20,200	LUXOFT HOLDING, INC.(b)	$813,543	956,470
127,039	NESTLE S.A. (REGISTERED)	6,543,984	10,591,330
65,681	NOVARTIS A.G. (REGISTERED)	3,393,411	5,648,539
15,498	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,480,790	2,258,217
9,695	PARGESA HOLDING S.A. (BEARER)	636,915	778,939
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,614,189	3,005,427
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	344,195
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	142,119
121	SGS S.A. (REGISTERED)	130,564	318,590
21,565	SIKA A.G. (REGISTERED)	2,303,905	3,140,043
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	258,702
7,867	STMICROELECTRONICS N.V.	36,286	143,129
635	SULZER A.G. (REGISTERED)	30,609	76,285
984	SWATCH GROUP (THE) A.G. (BEARER)	257,037	391,334
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	281,634
554	SWISS PRIME SITE A.G. (REGISTERED)(b)	47,773	47,220
504	SWISS RE A.G.	37,466	46,528
529	SWISSCOM A.G. (REGISTERED)	191,612	240,082
18,238	TE CONNECTIVITY LTD.	326,523	1,603,667
2,971	TECAN GROUP A.G. (REGISTERED)	535,561	702,941
259,496	UBS GROUP A.G. (REGISTERED)(b)	4,226,833	4,098,419
4,668	ZURICH INSURANCE GROUP A.G.	912,788	1,475,457
		38,584,254	56,772,027	9.33%
Taiwan:
628,975	CHICONY ELECTRONICS CO. LTD.	1,612,040	1,273,070
361,000	GIANT MANUFACTURING CO. LTD.	1,983,969	1,548,849
2,565,000	KING YUAN ELECTRONICS CO. LTD.	2,568,766	1,713,752
323,000	MERIDA INDUSTRY CO. LTD.	1,692,528	1,512,757
94,806	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	1,863,462	4,186,633
663,000	TRIPOD TECHNOLOGY CORP.	1,817,057	1,808,794
		11,537,822	12,043,855	1.98%
United Kingdom:
25,248	3I GROUP PLC	88,645	309,732
2,834	ADMIRAL GROUP PLC	35,119	76,832
58,936	ANGLO AMERICAN PLC	468,356	1,323,560
12,195	AON PLC	1,218,437	1,875,347
1,891	ASHTEAD GROUP PLC	49,652	60,066
4,115	ASSOCIATED BRITISH FOODS PLC	113,194	122,824
26,375	ASTRAZENECA PLC	983,695	2,049,911
14,221	AUTO TRADER GROUP PLC(d)	68,171	82,780
68,005	AVIVA PLC	260,208	433,882
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	49,370
46,467	BAE SYSTEMS PLC	230,164	381,439
318,603	BARCLAYS PLC	647,028	713,346
6,536	BARRATT DEVELOPMENTS PLC	48,428	48,303
16,437	BELLWAY PLC	442,531	645,719
2,391	BERKELEY GROUP HOLDINGS (THE) PLC	71,739	114,653
40,530	BOVIS HOMES GROUP PLC	415,638	566,568
272,121	BP PLC	1,596,033	2,090,144
28,512	BRITISH AMERICAN TOBACCO PLC	975,110	1,332,091
37,587	BRITISH LAND (THE) CO. PLC	252,585	302,176
125,949	BT GROUP PLC	346,733	369,857
5,757	BUNZL PLC	59,557	181,064
8,202	BURBERRY GROUP PLC	40,548	215,413
286,268	CARD FACTORY PLC	743,263	738,781
130,279	CENTRICA PLC	258,956	263,029
13,580	CNH INDUSTRIAL N.V.	56,886	163,189
1,447	COCA-COLA EUROPEAN PARTNERS PLC	55,218	65,795
403,163	COMPASS GROUP PLC	5,505,296	8,964,735
16,550	CONVATEC GROUP PLC(d)	46,885	50,132
2,332	CRODA INTERNATIONAL PLC	82,807	158,116
115,497	DE LA RUE PLC	733,105	725,597
70,113	DIAGEO PLC	941,574	2,484,766
50,421	DIXONS CARPHONE PLC	103,690	111,492
3,792	EASYJET PLC	49,609	64,944

54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
174,475	EXPERIAN PLC	$3,100,241	4,481,129
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(b)	17,872	178,987
24,413	FIAT CHRYSLER AUTOMOBILES N.V.(b)	161,492	429,252
30,218	G4S PLC	92,368	95,315
140,358	GLAXOSMITHKLINE PLC	2,431,599	2,811,462
129,347	GREGGS PLC	1,419,609	1,778,634
17,505	HAMMERSON PLC	69,535	104,201
226,183	HSBC HOLDINGS PLC	1,416,410	1,974,617
45,732	IMI PLC	652,022	653,890
18,792	IMPERIAL BRANDS PLC	441,174	654,221
12,262	INDIVIOR PLC(b)	11,861	29,431
1,338	INTERCONTINENTAL HOTELS GROUP PLC	52,044	83,361
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	281,414
24,324	ITV PLC	24,019	50,045
31,939	J SAINSBURY PLC	93,794	133,963
93,421	JOHN WOOD GROUP PLC	985,992	939,538
2,248	JOHNSON MATTHEY PLC	35,933	104,368
30,414	KINGFISHER PLC	60,107	102,275
14,542	LAND SECURITIES GROUP PLC	113,590	167,440
17,003	LEGAL & GENERAL GROUP PLC	46,196	58,108
3,088,456	LLOYDS BANKING GROUP PLC	2,512,295	2,385,910
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	360,437
1,052,305	MAN GROUP PLC	1,929,586	2,419,457
7,217	MEGGITT PLC	16,687	53,279
35,540	MELROSE INDUSTRIES PLC	51,515	92,599
23,322	NATIONAL GRID PLC	145,933	240,569
2,148	NEXT PLC	36,823	153,816
34,908	OXFORD INSTRUMENTS PLC	539,512	450,896
7,366	PEARSON PLC	69,206	85,448
46,063	PRUDENTIAL PLC	714,750	1,056,378
24,469	QUILTER PLC(d)	49,058	42,832
12,341	RECKITT BENCKISER GROUP PLC	519,685	1,128,542
161,400	RELX PLC	1,753,809	3,399,560
37,896	RELX PLC(b)	361,300	796,165
22,296	RIO TINTO LTD.	702,963	1,269,349
35,826	RIO TINTO PLC	942,556	1,811,790
18,136	ROLLS-ROYCE HOLDINGS PLC(b)	203,949	233,406
863,123	ROYAL BANK OF SCOTLAND GROUP PLC	3,265,764	2,812,487
17,674	ROYAL MAIL PLC	112,600	109,906
20,657	SAGE GROUP (THE) PLC	74,323	157,884
16,135	SEGRO PLC	67,053	134,132
4,954	SEVERN TRENT PLC	76,220	119,391
703,745	SIG PLC	1,511,381	1,163,087
19,613	SKY PLC	145,505	441,994
26,103	SMITH & NEPHEW PLC	251,030	476,147
2,453	SMITHS GROUP PLC	28,519	47,815
3,242	SSE PLC	50,370	48,426
92,045	STANDARD CHARTERED PLC	654,783	763,498
39,357	STANDARD LIFE ABERDEEN PLC	131,737	156,920
1,424	TECHNIPFMC PLC	35,975	44,805
1,091,469	TESCO PLC	3,689,380	3,411,445
11,442	UNILEVER N.V. - CVA	333,348	637,202
24,244	UNILEVER PLC	545,189	1,332,241
8,137	UNITED UTILITIES GROUP PLC	56,989	74,665
121,243	VODAFONE GROUP PLC	273,131	259,956
3,762	WEIR GROUP (THE) PLC	43,887	86,447
5,178	WHITBREAD PLC	168,592	318,351
20,383	WM MORRISON SUPERMARKETS PLC	52,509	68,915
23,432	WPP PLC	141,019	343,437
		50,676,085	71,236,888	11.70%
United States:
5,462	ALLERGAN PLC	993,099	1,040,402
137,877	ARCH CAPITAL GROUP LTD.(b)	1,891,836	4,110,113
20,110	AXIS CAPITAL HOLDINGS LTD.	1,025,983	1,160,548
1,794	BAUSCH HEALTH COS., INC.(b)	41,403	46,071
4,351	CARNIVAL PLC	131,345	270,171

55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
6,020	METTLER-TOLEDO INTERNATIONAL, INC.(b)	$3,506,128	3,666,060
9,651	SHIRE PLC	287,444	581,595
3,950	WORLDPAY, INC., CLASS A(b)	310,561	400,016
		8,187,799	11,274,976	1.85%
	Sub-total Common Stocks:	398,273,696	571,581,790	93.91%
Preferred Stocks:
Brazil:
187,700	ALPARGATAS S.A., 1.83%(f)	600,320	569,344
238,827	TELEFONICA BRASIL S.A. ADR, 4.17%(e)(f)	3,021,175	2,323,787
		3,621,495	2,893,131	0.48%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 5.92%(f)	49,612	119,555
1,217	HENKEL A.G. & CO. KGAA, 1.78%(f)	101,251	142,783
1,443	PORSCHE AUTOMOBIL HOLDING S.E., 3.02%(f)	60,635	97,173
770	VOLKSWAGEN A.G., 2.60%(f)	99,996	135,532
		311,494	495,043	0.08%
South Korea:
1,888	HYUNDAI MOTOR CO. LTD. (2ND PREFERRED), 4.90%(f)	176,037	144,164
16,100	SAMSUNG ELECTRONICS CO. LTD., 3.45%(f)	366,307	549,367
		542,344	693,531	0.11%
	Sub-total Preferred Stocks:	4,475,333	4,081,705	0.67%
Investment Companies:
United States:
36,700	ISHARES MSCI EAFE SMALL-CAP ETF	2,453,033	2,285,676
		2,453,033	2,285,676	0.38%
	Sub-total Investment Companies:	2,453,033	2,285,676	0.38%
Short-Term Investments:
28,643,568	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.92%(g)	28,643,568	28,643,568
	Sub-total Short-Term Investments:	28,643,568	28,643,568	4.71%
	Grand total	$433,845,630	606,592,739	99.67%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.52% of net assets as of September 30, 2018.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $28,399,890 with net purchases of $243,678 during the nine months ended September 30, 2018.

56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

At September 30, 2018, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Communication Services	4.73%
Consumer Discretionary	16.06
Consumer Staples	9.50
Energy	4.88
Financials	17.98
Health Care	10.19
Industrials	16.02
Information Technology	11.48
Materials	6.13
Real Estate	1.78
Utilities	1.25
100.00%

At September 30, 2018, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	24.48%
Japanese Yen	16.57
British Pound	12.60
United States Dollar	11.31
Swiss Franc	8.31
Canadian Dollar	6.51
Other currencies	20.22
100.00%

At September 30, 2018, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

	Contract	Contract Amount				Unrealized
	Settlement					Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)
Northern Trust	11/07/2018	CNH	17,894,427	USD	2,791,120	$195,045
Northern Trust	10/25/2018	JPY	144,118,652	USD	1,304,581	33,788
Northern Trust	11/07/2018	CNH	2,854,324	USD	447,597	33,499
						$262,332
Northern Trust	11/07/2018	USD	297,597	CNH	2,039,073	$(1,774)
						$(1,774)
						$260,558

57	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2018.

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework --Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended September 30, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks	$571,581,790	$—	$—	$571,581,790
Preferred Stocks	4,081,705	—	—	4,081,705
Investment Companies	2,285,676	—	—	2,285,676
Short-Term Investments	28,643,568	—	—	28,643,568
Total	$606,592,739	$—	$—	$606,592,739

58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

For the Clearwater International Fund, 100% of the investment value is comprised of equity securities, investment companies and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Shares of open-end investment companies are valued at their daily net asset value.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$262,332	$—	$262,332
Liabilities
Forward foreign currency exchange contracts	—	(1,774)	—	(1,774)
Net Other Financial Instruments	$—	$260,558	$—	$260,558

The forward foreign currency exchange contracts outstanding at September 30, 2018 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

September 30, 2018 (unaudited)

Clearwater International Fund Portfolio Diversification

(as a percentage of net assets)

60

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	November 21, 2018

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	November 21, 2018